First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 89.4%
	Australia – 27.4%
35,371	Afterpay Touch Group Ltd. (b)	$856,348
61,242	Alumina Ltd.	97,965
20,527	Atlas Arteria Ltd.	108,067
359,721	Beach Energy Ltd.	614,268
7,701	BHP Group Ltd.	190,863
53,120	BlueScope Steel Ltd.	430,599
64,577	Boral Ltd.	210,521
25,205	Brambles Ltd.	193,938
333,795	Cleanaway Waste Management Ltd.	439,325
77,190	Downer EDI Ltd.	406,375
92,155	Fortescue Metals Group Ltd.	547,360
110,601	Harvey Norman Holdings Ltd.	338,165
2,290	Macquarie Group Ltd.	202,602
20,341	Magellan Financial Group Ltd.	706,228
17,429	Newcrest Mining Ltd.	408,789
20,584	Origin Energy Ltd.	110,729
36,118	QBE Insurance Group Ltd.	306,186
4,606	Ramsay Health Care Ltd.	201,669
6,142	Rio Tinto Ltd.	384,167
43,398	Santos Ltd.	226,423
158,933	South32 Ltd.	281,052
181,476	Viva Energy Group Ltd. (c)	238,850
19,231	WiseTech Global Ltd.	450,794
		7,951,283
	Bermuda – 4.0%
59,200	Hongkong Land Holdings Ltd.	332,704
94,355	Kerry Properties Ltd.	290,732
552,608	Nine Dragons Paper Holdings Ltd.	465,342
30,660	Yue Yuen Industrial Holdings Ltd.	83,910
		1,172,688
	Cayman Islands – 12.4%
207,194	China Education Group Holdings Ltd.	304,538
59,152	CK Asset Holdings Ltd.	400,752
19,811	CK Hutchison Holdings Ltd.	174,914
148,189	Kingboard Holdings Ltd.	392,324
300,434	Kingboard Laminates Holdings Ltd.	271,006
493,704	Lee & Man Paper Manufacturing Ltd.	267,081
50,349	MGM China Holdings Ltd. (d)	78,501
376,751	NagaCorp Ltd.	589,327
168,277	Shimao Property Holdings Ltd.	491,668
393,674	WH Group Ltd. (c)	352,602
13,872	Wharf Real Estate Investment Co., Ltd.	75,752
184,307	Xinyi Glass Holdings Ltd.	202,938
		3,601,403
	Hong Kong – 13.7%
42,352	AIA Group Ltd.	400,139
Shares	Description	Value

	Hong Kong (Continued)
98,172	Hang Lung Group Ltd.	$244,500
72,386	Henderson Land Development Co., Ltd.	337,100
145,030	Hong Kong & China Gas Co., Ltd.	282,743
6,048	Hong Kong Exchanges & Clearing Ltd.	177,481
78,895	Hysan Development Co., Ltd.	318,089
45,360	Melco International Development Ltd.	107,877
317,483	New World Development Co., Ltd.	412,363
92,400	SJM Holdings Ltd.	87,829
12,401	Sun Hung Kai Properties Ltd.	178,475
32,809	Swire Pacific Ltd., Class A	305,372
62,691	Techtronic Industries Co., Ltd.	436,326
109,135	Vitasoy International Holdings Ltd.	442,099
43,318	Wheelock & Co., Ltd.	246,775
		3,977,168
	New Zealand – 3.2%
43,149	a2 Milk Co., Ltd. (b)	358,284
18,964	Auckland International Airport Ltd.	108,658
66,729	Contact Energy Ltd.	356,850
9,832	Fisher & Paykel Healthcare Corp., Ltd.	106,513
		930,305
	Singapore – 2.2%
78,100	CapitaLand Ltd.	199,467
55,500	ComfortDelGro Corp., Ltd.	96,372
475,300	Yangzijiang Shipbuilding Holdings Ltd.	330,129
		625,968
	South Korea – 26.5%
1,110	CJ CheilJedang Corp.	217,611
2,166	CJ Logistics Corp. (b)	261,662
4,959	Daelim Industrial Co., Ltd.	431,163
1,390	E-MART, Inc.	131,313
7,660	Fila Korea Ltd.	370,785
9,053	GS Holdings Corp.	380,693
3,283	Hana Financial Group, Inc.	96,748
12,764	Hankook Tire & Technology Co., Ltd.	344,137
5,718	Hanwha Chemical Corp.	85,807
2,505	Hotel Shilla Co., Ltd.	180,522
1,146	Hyundai Mobis Co., Ltd.	241,435
7,984	Hyundai Steel Co.	259,648
8,505	Industrial Bank of Korea	93,856
2,855	KB Financial Group, Inc.	101,917
6,761	Kia Motors Corp.	257,745
3,997	Korea Electric Power Corp. (b)	86,546
7,949	Korea Gas Corp.	263,161

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
6,168	LG Corp.	$360,958
6,128	LG Display Co., Ltd. (b)	72,492
3,182	LG Electronics, Inc.	179,298
253	LG Household & Health Care Ltd.	276,446
15,469	LG Uplus Corp.	176,526
2,057	Lotte Chemical Corp.	405,845
11,221	Macquarie Korea Infrastructure Fund	110,226
390	Neoplux Co., Ltd. (b) (e)	1,239
1,417	POSCO	268,912
2,287	Samsung Electro-Mechanics Co., Ltd.	196,933
13,382	Samsung Electronics Co., Ltd.	548,750
397	Samsung Fire & Marine Insurance Co., Ltd.	74,013
8,053	SK Hynix, Inc.	553,406
2,376	SK Telecom Co., Ltd.	479,709
2,529	Woongjin Coway Co., Ltd.	178,868
		7,688,370
	Total Common Stocks	25,947,185
	(Cost $27,165,961)
REAL ESTATE INVESTMENT TRUSTS (a) – 10.4%
	Australia – 5.8%
57,723	Charter Hall Group	453,886
23,266	Dexus	187,341
33,304	Goodman Group	318,746
71,597	GPT (The) Group	297,678
215,571	Mirvac Group	445,229
		1,702,880
	Hong Kong – 3.1%
607,553	Champion REIT	393,010
45,224	Link REIT	498,821
		891,831
	Singapore – 1.5%
75,400	Mapletree Commercial Trust	124,926
324,100	Mapletree North Asia Commercial Trust	309,526
		434,452
	Total Real Estate Investment Trusts	3,029,163
	(Cost $2,781,392)
MONEY MARKET FUNDS – 0.0%
7,265	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.00% (f) (g)	7,265
	(Cost $7,265)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.2%
$54,663	BNP Paribas S.A., 2.35% (f), dated 9/30/19, due 10/1/19, with a maturity value of $54,666. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 5/15/28. The value of the collateral including accrued interest is $55,910. (g)	$54,663
	(Cost $54,663)
	Total Investments – 100.0%	29,038,276
	(Cost $30,009,281) (h)
	Net Other Assets and Liabilities – 0.0%	8,381
	Net Assets – 100.0%	$29,046,657

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $58,874 and the total value of the collateral held by the Fund is $61,928.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	Rate shown reflects yield as of September 30, 2019.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,375,042 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,346,047. The net unrealized depreciation was $971,005.

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 25,947,185	$ 25,947,185	$ —	$ —
Real Estate Investment Trusts*	3,029,163	3,029,163	—	—
Money Market Funds	7,265	7,265	—	—
Repurchase Agreements	54,663	—	54,663	—
Total Investments	$ 29,038,276	$ 28,983,613	$ 54,663	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Real Estate	23.7%
Materials	14.9
Consumer Discretionary	12.2
Industrials	11.6
Information Technology	11.5
Financials	7.8
Consumer Staples	6.1
Energy	5.4
Utilities	3.4
Communication Services	2.3
Health Care	1.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
AUD	33.2%
HKD	32.1
KRW	26.5
SGD	3.6
NZD	3.2
USD	1.4
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
HKD	Hong Kong Dollar
KRW	South Korean Won
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	United States Dollar

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 95.2%
	Austria – 1.7%
31,862	OMV AG	$1,710,006
115,536	Raiffeisen Bank International AG	2,681,017
173,564	UNIQA Insurance Group AG	1,567,324
113,870	voestalpine AG	2,616,293
		8,574,640
	Belgium – 1.9%
23,388	Colruyt S.A.	1,281,725
12,331	Elia System Operator S.A./N.V.	1,008,013
22,222	Sofina S.A.	4,941,057
23,988	Solvay S.A.	2,483,844
		9,714,639
	Denmark – 4.1%
3,409	AP Moller - Maersk A.S., Class B	3,854,935
7,880	Coloplast A.S., Class B	949,058
20,905	DSV Panalpina A.S.	1,989,194
37,235	GN Store Nord A.S.	1,511,698
45,621	Orsted A.S. (b)	4,239,787
36,927	Pandora A.S.	1,481,943
3,691	Rockwool International A.S., Class B	738,205
35,816	SimCorp A.S.	3,145,034
17,307	Topdanmark A.S.	835,290
30,820	Vestas Wind Systems A.S.	2,392,729
		21,137,873
	Finland – 4.4%
23,232	Huhtamaki OYJ	926,268
28,415	Kesko OYJ, Class B	1,795,075
100,538	Metso OYJ	3,755,354
121,676	Neste OYJ	4,027,692
353,656	Stora Enso OYJ, Class R	4,261,342
148,195	UPM-Kymmene OYJ	4,380,562
170,794	Valmet OYJ	3,315,455
		22,461,748
	France – 12.2%
106,704	Accor S.A.	4,448,552
40,389	Alten S.A.	4,613,504
36,326	Arkema S.A.	3,386,038
765,263	Bollore S.A.	3,171,242
48,390	Bouygues S.A.	1,938,293
21,935	Cie Generale des Etablissements Michelin SCA	2,448,185
129,899	Cie Plastic Omnium S.A.	3,562,239
56,983	Edenred	2,734,642
53,776	Elis S.A.	950,705
98,827	Eutelsat Communications S.A.	1,839,259
82,243	Faurecia S.A.	3,901,166
17,219	Iliad S.A.	1,618,164
85,434	Korian S.A.	3,512,441
7,049	LVMH Moet Hennessy Louis Vuitton SE	2,801,627
141,789	Peugeot S.A.	3,535,942
Shares	Description	Value

	France (Continued)
52,325	Renault S.A.	$3,003,286
12,608	Safran S.A.	1,985,045
15,411	SEB S.A.	2,339,853
59,796	Societe Generale S.A.	1,638,491
46,686	TOTAL S.A. (c)	2,436,648
59,624	Valeo S.A.	1,933,368
17,774	Vinci S.A.	1,914,417
119,338	Vivendi S.A.	3,275,224
		62,988,331
	Germany – 16.2%
11,761	BASF SE	821,948
44,836	Bayerische Motoren Werke AG	3,156,448
37,340	Bechtle AG	3,799,227
44,036	CompuGroup Medical SE	2,649,436
22,969	Continental AG	2,946,627
78,602	Covestro AG (b)	3,889,520
54,731	CTS Eventim AG & Co., KGaA	3,084,114
44,246	Daimler AG	2,200,067
106,146	Deutsche Bank AG	794,932
196,937	Deutsche Lufthansa AG	3,129,619
35,653	Deutsche Wohnen SE	1,301,421
31,739	Evonik Industries AG	783,552
162,646	Evotec SE (d)	3,619,976
10,717	Fresenius Medical Care AG & Co., KGaA	720,717
36,031	HeidelbergCement AG	2,604,518
98,292	Hella GmbH & Co., KGaA	4,394,611
21,122	LEG Immobilien AG	2,417,302
76,048	Nemetschek SE	3,880,840
68,880	Porsche Automobil Holding SE (Preference Shares)	4,482,023
74,528	Puma SE	5,767,457
64,486	RWE AG	2,016,520
15,119	Sartorius AG (Preference Shares)	2,758,577
425,287	Schaeffler AG (Preference Shares)	3,265,187
16,565	Sixt SE	1,587,939
14,764	Stroeer SE & Co., KGaA	1,124,028
140,111	TAG Immobilien AG	3,197,831
22,428	Talanx AG	969,016
86,135	TLG Immobilien AG	2,342,377
114,634	Uniper SE	3,759,605
21,969	Volkswagen AG (Preference Shares)	3,736,874
16,672	Vonovia SE	845,890
20,068	Wacker Chemie AG	1,318,949
		83,367,148
	Greece – 0.2%
64,857	Hellenic Telecommunications Organization S.A.	893,533
	Italy – 8.6%
153,408	ACEA S.p.A.	3,063,233
211,301	Buzzi Unicem S.p.A	4,845,670

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Italy (Continued)
405,303	Enel S.p.A.	$3,026,498
146,746	Eni S.p.A.	2,244,679
1,195,128	Hera S.p.A.	4,905,704
193,379	Infrastrutture Wireless Italiane S.p.A. (b)	2,006,563
1,016,647	Iren S.p.A	2,965,261
297,537	Leonardo S.p.A.	3,499,202
134,301	Pirelli & C S.p.A. (b)	794,558
266,587	Poste Italiane S.p.A. (b)	3,030,608
163,439	Saipem S.p.A. (d)	739,639
99,820	Societa Iniziative Autostradali e Servizi S.p.A.	1,741,869
1,390,004	Telecom Italia S.p.A. (d)	793,121
136,442	Terna Rete Elettrica Nazionale S.p.A	876,526
67,431	UniCredit S.p.A.	795,231
653,621	Unione di Banche Italiane S.p.A.	1,835,179
520,690	Unipol Gruppo S.p.A.	2,772,932
1,602,785	UnipolSai Assicurazioni S.p.A.	4,262,571
		44,199,044
	Jersey – 0.3%
208,852	Glencore PLC	628,503
81,900	WPP PLC	1,025,128
		1,653,631
	Luxembourg – 2.8%
213,372	ArcelorMittal	3,001,482
524,231	Aroundtown S.A.	4,287,677
355,487	B&M European Value Retail S.A.	1,658,316
179,215	Grand City Properties S.A.	4,031,722
141,559	Subsea 7 S.A.	1,462,324
		14,441,521
	Netherlands – 6.7%
13,071	Airbus SE	1,698,211
987,550	Altice Europe N.V., Class A (d)	5,166,625
13,308	EXOR N.V.	891,771
8,629	Heineken Holding N.V.	859,163
45,431	IMCD N.V.	3,359,764
129,924	Koninklijke Ahold Delhaize N.V.	3,250,673
23,793	Koninklijke DSM N.V.	2,863,023
125,815	OCI N.V. (d)	2,970,280
21,324	QIAGEN N.V. (d)	698,192
17,729	Randstad N.V.	871,307
227,254	SBM Offshore N.V.	3,777,356
32,311	Signify N.V. (b)	888,534
233,876	STMicroelectronics N.V.	4,523,434
34,149	Takeaway.com N.V. (b) (c) (d)	2,724,555
		34,542,888
	Norway – 1.9%
48,545	Aker BP ASA	1,298,781
118,372	Equinor ASA	2,251,600
119,111	Leroy Seafood Group ASA	723,492
Shares	Description	Value

	Norway (Continued)
426,411	Norsk Hydro ASA	$1,499,854
146,116	Tomra Systems ASA	3,902,787
		9,676,514
	Portugal – 0.4%
1,811,371	Banco Espirito Santo S.A. (d) (e) (f) (g) (h)	0
117,204	Jeronimo Martins SGPS S.A.	1,977,516
		1,977,516
	Spain – 5.0%
78,716	ACS Actividades de Construccion y Servicios S.A.	3,145,300
151,310	Banco Bilbao Vizcaya Argentaria S.A.	788,402
88,372	Cellnex Telecom S.A. (b)	3,650,568
67,776	Endesa S.A.	1,783,281
393,877	Iberdrola S.A.	4,093,864
662,298	International Consolidated Airlines Group S.A.	3,868,060
61,822	Naturgy Energy Group S.A.	1,640,099
201,996	Repsol S.A.	3,157,174
271,439	Siemens Gamesa Renewable Energy S.A.	3,683,394
		25,810,142
	Sweden – 10.9%
119,968	Assa Abloy AB, Class B	2,670,140
92,784	Axfood AB	1,970,849
123,598	Boliden AB	2,840,705
178,006	Castellum AB	3,811,812
67,189	Electrolux AB, Class B	1,593,035
119,745	Essity AB, Class B	3,494,775
297,252	Fabege AB	4,897,809
107,730	Fastighets AB Balder, Class B (d)	4,079,799
51,780	Hennes & Mauritz AB, Class B	1,003,824
149,271	Hufvudstaden AB, Class A	2,702,149
107,584	ICA Gruppen AB	4,970,434
151,660	Indutrade AB	4,252,128
150,295	Intrum AB (c)	3,777,204
76,484	Lundin Petroleum AB	2,294,353
337,078	Nibe Industrier AB, Class B	4,275,089
47,518	Skanska AB, Class B	962,519
103,960	SKF AB, Class B	1,718,225
1,200,388	SSAB AB, Class A	3,339,949
111,508	Trelleborg AB, Class B	1,564,321
		56,219,119
	Switzerland – 2.6%
347	Belimo Holding AG	1,908,752
2,587	Bucher Industries AG	808,203
2,951	Emmi AG	2,406,807
9,081	Nestle S.A.	985,212
4,243	Straumann Holding AG	3,468,202

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Switzerland (Continued)
7,904	Swiss Life Holding AG	$3,778,366
		13,355,542
	United Kingdom – 15.3%
337,148	3i Group PLC	4,835,613
129,348	Anglo American PLC	2,975,953
137,484	Antofagasta PLC	1,519,701
71,691	Ashtead Group PLC	1,995,663
102,922	AVEVA Group PLC	4,682,266
538,237	Babcock International Group PLC	3,692,784
443,289	Barratt Developments PLC	3,531,898
109,038	Bellway PLC	4,485,904
72,003	Berkeley Group Holdings PLC	3,699,722
356,696	BP PLC	2,262,173
69,717	Britvic PLC	843,061
297,847	BT Group PLC	653,992
52,912	Carnival PLC	2,192,453
240,693	Cineworld Group PLC	674,753
59,422	easyJet PLC	840,217
535,178	Evraz PLC	3,076,939
158,864	Halma PLC	3,849,978
845,204	J Sainsbury PLC	2,284,207
660,615	JD Sports Fashion PLC	6,103,315
176,845	Just Eat PLC (d)	1,452,933
101,629	KAZ Minerals PLC	541,443
39,107	Mondi PLC	749,149
156,100	National Grid PLC	1,692,655
11,900	Next PLC	905,114
48,453	Ocado Group PLC (d)	787,884
238,238	Pearson PLC	2,161,790
91,804	Persimmon PLC	2,449,444
59,852	Rio Tinto PLC	3,097,446
82,050	Royal Dutch Shell PLC, Class B	2,417,194
835,983	Royal Mail PLC	2,176,028
1,212,126	Taylor Wimpey PLC	2,406,947
242,177	Travis Perkins PLC	3,844,194
		78,882,813
	Total Common Stocks	489,896,642
	(Cost $507,678,493)
REAL ESTATE INVESTMENT TRUSTS (a) – 4.4%
	Belgium – 0.8%
21,556	Warehouses De Pauw CVA	3,956,551
	France – 0.3%
11,694	Gecina S.A.	1,837,955
	Spain – 1.3%
168,167	Inmobiliaria Colonial Socimi S.A.	2,029,060
330,311	Merlin Properties Socimi S.A.	4,611,888
		6,640,948
	United Kingdom – 2.0%
493,057	Segro PLC	4,915,380
Shares	Description	Value

	United Kingdom (Continued)
1,387,288	Tritax Big Box REIT PLC	$2,551,787
217,128	Unite Group (The) PLC	2,915,309
		10,382,476
	Total Real Estate Investment Trusts	22,817,930
	(Cost $19,981,332)
MONEY MARKET FUNDS – 0.2%
750,142	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.00% (i) (j)	750,142
	(Cost $750,142)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.1%
$5,643,777	BNP Paribas S.A., 2.35% (i), dated 9/30/19, due 10/1/19, with a maturity value of $5,644,145. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 5/15/28. The value of the collateral including accrued interest is $5,772,563. (j)	5,643,777
	(Cost $5,643,777)
	Total Investments – 100.9%	519,108,491
	(Cost $534,053,744) (k)
	Net Other Assets and Liabilities – (0.9)%	(4,524,899)
	Net Assets – 100.0%	$514,583,592

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $6,051,199 and the total value of the collateral held by the Fund is $6,393,919.
(d)	Non-income producing security.

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At September 30, 2019, securities noted as such are valued at $0 or 0.0% of net assets.
(f)	This issuer has filed for protection in bankruptcy court.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of September 30, 2019.
(j)	This security serves as collateral for securities on loan.
(k)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $39,019,584 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $53,964,837. The net unrealized depreciation was $14,945,253.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Portugal	$ 1,977,516	$ 1,977,516	$ —	$ —**
Other Country Categories*	487,919,126	487,919,126	—	—
Real Estate Investment Trusts*	22,817,930	22,817,930	—	—
Money Market Funds	750,142	750,142	—	—
Repurchase Agreements	5,643,777	—	5,643,777	—
Total Investments	$ 519,108,491	$ 513,464,714	$ 5,643,777	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	18.6%
Industrials	18.4
Materials	12.0
Real Estate	11.1
Financials	7.1
Utilities	6.8
Energy	5.9
Information Technology	5.6
Communication Services	5.4
Consumer Staples	5.2
Health Care	3.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	60.4%
GBP	18.6
SEK	10.8
DKK	4.1
CHF	2.6
NOK	2.1
USD	1.4
Total	100.0%

Currency Abbreviations
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 95.7%
	Brazil – 65.6%
697,524	Atacadao S.A.	$3,533,828
146,413	Azul S.A. (Preference Shares) (b)	1,751,691
261,742	B3 S.A. - Brasil Bolsa Balcao	2,748,482
78,260	Banco Bradesco S.A. (Preference Shares)	638,896
57,502	Banco do Brasil S.A.	629,554
370,078	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	3,742,687
91,911	Cia Brasileira de Distribuicao (Preference Shares)	1,765,243
266,950	Cia de Saneamento Basico do Estado de Sao Paulo	3,186,734
726,610	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	4,319,490
403,262	Cia Energetica de Minas Gerais (Preference Shares)	1,390,810
862,358	Cia Siderurgica Nacional S.A.	2,745,881
262,848	Cosan S.A.	3,365,507
262,510	Engie Brasil Energia S.A.	2,804,563
70,044	Equatorial Energia S.A.	1,690,685
740,478	Gerdau S.A. (Preference Shares)	2,345,321
276,396	IRB Brasil Resseguros S.A.	2,505,222
233,882	Itausa - Investimentos Itau S.A. (Preference Shares)	741,902
880,230	JBS S.A.	6,946,592
1,322,009	Kroton Educacional S.A.	3,557,217
254,304	Localiza Rent a Car S.A.	2,782,382
259,408	Magazine Luiza S.A.	2,312,536
493,952	Natura Cosmeticos S.A.	4,025,371
242,096	Petrobras Distribuidora S.A.	1,604,087
499,391	Petroleo Brasileiro S.A. (Preference Shares)	3,311,285
146,405	Rumo S.A. (b)	863,289
60,268	Suzano S.A.	488,097
295,035	Telefonica Brasil S.A. (Preference Shares)	3,901,184
1,188,585	TIM Participacoes S.A.	3,407,032
558,325	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	1,049,476
		74,155,044
	Chile – 10.2%
1,664,108	Cencosud S.A.	2,738,709
6,751,692	Colbun S.A.	1,217,740
138,307	Empresa Nacional de Telecomunicaciones S.A. (b)	1,212,697
411,251	Empresas CMPC S.A.	956,568
56,721	Empresas COPEC S.A.	534,810
16,407,254	Enel Americas S.A.	3,004,003
21,129,190	Enel Chile S.A.	1,826,473
		11,491,000
Shares	Description	Value

	Colombia – 4.5%
57,941	Bancolombia S.A.	$657,664
126,760	Grupo Argos S.A.	621,416
5,572,648	Grupo Aval Acciones y Valores S.A. (Preference Shares)	2,081,736
187,815	Grupo de Inversiones Suramericana S.A.	1,781,004
		5,141,820
	Mexico – 15.4%
2,708,515	Alfa S.A.B. de C.V., Class A	2,388,171
4,620,487	Cemex S.A.B. de C.V.	1,798,183
113,447	El Puerto de Liverpool S.A.B. de C.V.	621,446
233,984	Fomento Economico Mexicano S.A.B. de C.V.	2,144,201
39,957	Grupo Elektra S.A.B. de C.V.	2,830,642
2,215,564	Grupo Lala S.A.B. de C.V.	2,531,720
649,902	Grupo Televisa S.A.B., Series CPO	1,273,523
230,328	Industrias Penoles S.A.B. de C.V.	3,069,640
179,047	Infraestructura Energetica Nova S.A.B. de C.V. (b)	712,504
		17,370,030
	Total Common Stocks	108,157,894
	(Cost $107,643,794)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.4%
	Mexico – 3.4%
2,604,280	Fibra Uno Administracion S.A. de C.V.	3,815,229
	(Cost $3,845,678)
	Total Investments – 99.1%	111,973,123
	(Cost $111,489,472) (c)
	Net Other Assets and Liabilities – 0.9%	1,070,639
	Net Assets – 100.0%	$113,043,762

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,579,412 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,095,761. The net unrealized appreciation was $483,651.

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 108,157,894	$ 108,157,894	$ —	$ —
Real Estate Investment Trusts*	3,815,229	3,815,229	—	—
Total Investments	$ 111,973,123	$ 111,973,123	$—	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Utilities	21.3%
Consumer Staples	21.2
Financials	13.1
Materials	11.7
Communication Services	8.7
Consumer Discretionary	7.2
Industrials	7.0
Energy	6.4
Real Estate	3.4
Total	100.0%

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.6%
	Airlines – 4.5%
191,188	Azul S.A. (Preference Shares) (a)	$2,287,381
338,499	Gol Linhas Aereas Inteligentes S.A. (Preference Shares) (a)	2,631,444
		4,918,825
	Banks – 3.5%
51,157	Banco do Brasil S.A.	560,086
232,314	Banco do Estado do Rio Grande do Sul S.A., Class B (Preference Shares)	1,260,829
642,074	Itausa - Investimentos Itau S.A. (Preference Shares)	2,036,736
		3,857,651
	Capital Markets – 2.1%
220,930	B3 S.A. - Brasil Bolsa Balcao	2,319,926
	Chemicals – 0.6%
78,753	Braskem S.A., Class A (Preference Shares) (a)	616,385
	Diversified Consumer Services – 4.1%
754,464	Kroton Educacional S.A.	2,030,087
285,401	YDUQS Part	2,478,313
		4,508,400
	Diversified Telecommunication Services – 3.7%
1,724,255	Oi S.A. (a)	394,239
276,391	Telefonica Brasil S.A. (Preference Shares)	3,654,658
		4,048,897
	Electric Utilities – 18.0%
383,167	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	3,875,059
557,558	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	3,314,524
371,559	Cia Energetica de Minas Gerais (Preference Shares)	1,281,469
283,819	Cia Paranaense de Energia, Class B (Preference Shares)	3,388,792
583,873	EDP - Energias do Brasil S.A.	2,754,284
90,158	Equatorial Energia S.A.	2,176,187
406,297	Transmissora Alianca de Energia Eletrica S.A.	2,816,244
		19,606,559
	Electrical Equipment – 0.7%
129,151	WEG S.A.	753,157
	Food & Staples Retailing – 2.7%
250,791	Atacadao S.A.	1,270,569
Shares	Description	Value

	Food & Staples Retailing (Continued)
72,515	Raia Drogasil S.A.	$1,672,141
		2,942,710
	Food Products – 8.4%
373,813	BRF S.A. (a)	3,436,782
650,049	JBS S.A.	5,130,051
70,808	M. Dias Branco S.A.	596,465
		9,163,298
	Health Care Providers & Services – 3.0%
205,278	Notre Dame Intermedica Participacoes S.A.	2,680,256
151,082	Odontoprev S.A.	587,609
		3,267,865
	Household Durables – 2.8%
704,858	MRV Engenharia e Participacoes S.A.	2,992,502
	Independent Power and Renewable Electricity Producers – 0.6%
63,474	Engie Brasil Energia S.A.	678,133
	Insurance – 5.3%
84,057	IRB Brasil Resseguros S.A.	761,883
53,370	Porto Seguro S.A.	756,437
367,644	Sul America S.A.	4,221,542
		5,739,862
	IT Services – 1.5%
821,087	Cielo S.A.	1,580,933
	Metals & Mining – 9.6%
419,914	Bradespar S.A. (Preference Shares)	3,189,566
825,498	Cia Siderurgica Nacional S.A.	2,628,513
726,013	Gerdau S.A. (Preference Shares)	2,299,506
925,782	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	1,740,179
53,225	Vale S.A. (a)	611,678
		10,469,442
	Multiline Retail – 3.9%
116,998	Lojas Renner S.A.	1,421,170
313,617	Magazine Luiza S.A.	2,795,791
		4,216,961
	Oil, Gas & Consumable Fuels – 3.3%
179,340	Cosan S.A.	2,296,270
201,310	Petroleo Brasileiro S.A. (Preference Shares)	1,334,815
		3,631,085

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Personal Products – 2.9%
390,696	Natura Cosmeticos S.A.	$3,183,905
	Pharmaceuticals – 1.4%
183,981	Hypera S.A.	1,484,707
	Real Estate Management & Development – 1.2%
385,043	BR Malls Participacoes S.A.	1,335,388
	Road & Rail – 2.7%
269,274	Localiza Rent a Car S.A.	2,946,172
	Software – 1.6%
125,486	TOTVS S.A.	1,743,838
	Specialty Retail – 2.7%
441,408	Petrobras Distribuidora S.A.	2,924,695
	Textiles, Apparel & Luxury Goods – 3.1%
540,669	Alpargatas S.A. (Preference Shares) (a)	3,370,276
	Water Utilities – 2.6%
233,453	Cia de Saneamento Basico do Estado de Sao Paulo	2,786,861
	Wireless Telecommunication Services – 3.1%
1,186,082	TIM Participacoes S.A.	3,399,857
	Total Investments – 99.6%	108,488,290
	(Cost $95,803,861) (b)
	Net Other Assets and Liabilities – 0.4%	387,173
	Net Assets – 100.0%	$108,875,463

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $18,405,718 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,721,289. The net unrealized appreciation was $12,684,429.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 108,488,290	$ 108,488,290	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Brazil	99.6%
Total Investments	99.6
Net Other Assets and Liabilities	0.4
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.6%
	Automobiles – 7.8%
330,666	BAIC Motor Corp. Ltd., Class H (a)	$204,196
138,000	Brilliance China Automotive Holdings Ltd.	148,253
421,451	Dongfeng Motor Group Co., Ltd., Class H	400,603
		753,052
	Banks – 0.7%
14,000	China Merchants Bank Co., Ltd., Class H	66,627
	Beverages – 2.1%
23,946	Anhui Gujing Distillery Co., Ltd., Class B	201,248
	Commercial Services & Supplies – 3.6%
120,000	Country Garden Services Holdings Co., Ltd.	346,020
	Communications Equipment – 0.8%
48,500	BYD Electronic International Co., Ltd. (b)	72,648
	Construction Materials – 7.3%
33,275	Anhui Conch Cement Co., Ltd., Class H	197,629
237,143	China National Building Material Co., Ltd., Class H	213,007
149,198	Huaxin Cement Co., Ltd., Class B	293,174
		703,810
	Diversified Telecommunication Services – 4.0%
550,895	China Telecom Corp., Ltd., Class H	250,928
126,000	China Unicom Hong Kong Ltd.	133,753
		384,681
	Food Products – 4.9%
69,000	Ausnutria Dairy Corp Ltd. (b)	90,149
18,000	China Mengniu Dairy Co., Ltd.	67,405
53,000	Yihai International Holding Ltd.	315,118
		472,672
	Gas Utilities – 4.7%
54,317	Beijing Enterprises Holdings Ltd.	249,835
28,000	China Resources Gas Group Ltd.	138,433
79,561	Kunlun Energy Co., Ltd.	68,520
		456,788
Shares	Description	Value

	Independent Power and Renewable Electricity Producers – 2.5%
323,971	China Longyuan Power Group Corp., Ltd., Class H	$181,874
48,266	China Resources Power Holdings Co., Ltd.	58,564
		240,438
	Insurance – 0.7%
6,000	Ping An Insurance Group Co. of China Ltd., Class H	68,936
	Machinery – 5.5%
123,000	Weichai Power Co., Ltd., Class H	177,335
526,600	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	356,769
		534,104
	Metals & Mining – 10.6%
758,774	Angang Steel Co., Ltd., Class H	276,879
392,214	China Hongqiao Group Ltd.	250,710
411,600	China Zhongwang Holdings Ltd.	167,524
870,587	Maanshan Iron & Steel Co., Ltd., Class H	327,677
		1,022,790
	Oil, Gas & Consumable Fuels – 9.8%
203,448	China Petroleum & Chemical Corp., Class H	120,962
81,000	CNOOC Ltd.	123,603
234,000	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	103,599
319,042	Inner Mongolia Yitai Coal Co., Ltd., Class B	292,561
295,866	Yanzhou Coal Mining Co., Ltd., Class H	300,483
		941,208
	Pharmaceuticals – 1.6%
46,286	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	152,659
	Real Estate Management & Development – 21.2%
104,000	Agile Group Holdings Ltd.	126,323
246,000	China Aoyuan Group Ltd.	278,715
114,000	China Jinmao Holdings Group Ltd.	65,307
18,000	China Overseas Land & Investment Ltd.	56,611
45,000	Country Garden Holdings Co., Ltd.	57,013

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Real Estate Management & Development (Continued)
263,332	Future Land Development Holdings Ltd.	$229,811
144,088	Guangzhou R&F Properties Co., Ltd., Class H	218,034
68,332	KWG Group Holdings Ltd.	59,895
128,286	Logan Property Holdings Co., Ltd.	182,665
73,500	Longfor Group Holdings Ltd. (a)	274,768
55,857	Sunac China Holdings Ltd.	224,491
173,000	Times China Holdings Ltd.	269,288
		2,042,921
	Textiles, Apparel & Luxury Goods – 5.2%
20,000	ANTA Sports Products Ltd.	165,482
117,500	Li Ning Co., Ltd.	337,312
		502,794
	Transportation Infrastructure – 4.6%
158,000	Beijing Capital International Airport Co., Ltd., Class H	134,863
204,039	China Merchants Port Holdings Co., Ltd.	307,190
		442,053
	Wireless Telecommunication Services – 2.0%
23,000	China Mobile Ltd.	190,304
	Total Common Stocks	9,595,753
	(Cost $10,357,350)
MONEY MARKET FUNDS – 0.2%
15,219	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.00% (c) (d)	15,219
	(Cost $15,219)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.2%
$114,506	BNP Paribas S.A., 2.35% (c), dated 9/30/19, due 10/1/19, with a maturity value of $114,513. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 5/15/28. The value of the collateral including accrued interest is $117,118. (d)	$114,506
	(Cost $114,506)
	Total Investments – 101.0%	9,725,478
	(Cost $10,487,075) (e)
	Net Other Assets and Liabilities – (1.0)%	(95,012)
	Net Assets – 100.0%	$9,630,466

(a)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $122,890 and the total value of the collateral held by the Fund is $129,725.
(c)	Rate shown reflects yield as of September 30, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $460,837 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,222,434. The net unrealized depreciation was $761,597.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,595,753	$ 9,595,753	$ —	$ —
Money Market Funds	15,219	15,219	—	—
Repurchase Agreements	114,506	—	114,506	—
Total Investments	$ 9,725,478	$ 9,610,972	$ 114,506	$—

*	See Portfolio of Investments for industry breakout.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Country Allocation†	% of Net Assets
China	47.1%
Cayman Islands	35.8
Hong Kong	13.1
Bermuda	3.7
United States	1.3
Total Investments	101.0
Net Other Assets and Liabilities	(1.0)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.0%
	Airlines – 1.9%
8,500	ANA Holdings, Inc.	$285,678
42,600	Japan Airlines Co., Ltd.	1,265,491
		1,551,169
	Auto Components – 6.9%
15,400	Aisin Seiki Co., Ltd.	483,542
7,000	Bridgestone Corp.	270,872
43,400	NGK Spark Plug Co., Ltd.	826,055
33,000	Stanley Electric Co., Ltd.	871,658
83,400	Sumitomo Electric Industries Ltd.	1,057,493
14,900	Toyota Industries Corp.	854,381
59,600	Yokohama Rubber (The) Co., Ltd.	1,191,173
		5,555,174
	Automobiles – 5.8%
42,500	Honda Motor Co., Ltd.	1,099,989
48,000	Isuzu Motors Ltd.	528,499
25,800	Mazda Motor Corp.	228,949
284,500	Mitsubishi Motors Corp.	1,234,039
38,300	Nissan Motor Co., Ltd.	238,780
76,600	Yamaha Motor Co., Ltd.	1,387,124
		4,717,380
	Biotechnology – 0.3%
5,400	PeptiDream, Inc. (a)	256,203
	Building Products – 2.6%
31,900	AGC, Inc.	988,347
6,100	Daikin Industries Ltd.	799,981
17,300	LIXIL Group Corp.	304,000
		2,092,328
	Chemicals – 14.1%
32,300	Air Water, Inc.	577,143
25,600	Asahi Kasei Corp.	251,916
40,000	Hitachi Chemical Co., Ltd.	1,304,046
156,100	Mitsubishi Chemical Holdings Corp.	1,111,793
55,300	Mitsui Chemicals, Inc.	1,235,652
2,800	Shin-Etsu Chemical Co., Ltd.	299,357
45,900	Showa Denko KK	1,199,237
235,300	Sumitomo Chemical Co., Ltd.	1,055,450
64,100	Taiyo Nippon Sanso Corp.	1,294,153
63,800	Teijin Ltd.	1,224,960
71,900	Toray Industries, Inc.	533,373
97,000	Tosoh Corp.	1,281,073
		11,368,153
	Construction & Engineering – 2.8%
39,400	Kajima Corp.	516,345
83,400	Obayashi Corp.	829,951
98,500	Shimizu Corp.	890,941
		2,237,237
Shares	Description	Value

	Construction Materials – 0.6%
18,400	Taiheiyo Cement Corp.	$491,971
	Diversified Financial Services – 0.7%
36,300	ORIX Corp.	540,849
	Diversified Telecommunication Services – 0.3%
5,500	Nippon Telegraph & Telephone Corp.	262,271
	Electric Utilities – 0.9%
157,100	Tokyo Electric Power Co., Holdings, Inc. (a)	768,609
	Electronic Equipment, Instruments & Components – 3.2%
26,300	Hitachi High-Technologies Corp.	1,517,799
22,200	Hitachi Ltd.	825,994
4,200	Kyocera Corp.	260,448
		2,604,241
	Entertainment – 1.3%
2,900	Nintendo Co., Ltd.	1,073,369
	Food & Staples Retailing – 1.7%
28,100	Kobe Bussan Co., Ltd.	1,361,794
	Food Products – 0.6%
12,400	NH Foods Ltd.	498,294
	Gas Utilities – 0.4%
11,900	Tokyo Gas Co., Ltd.	299,853
	Health Care Equipment & Supplies – 0.4%
3,600	Hoya Corp.	293,627
	Health Care Providers & Services – 0.9%
14,100	Suzuken Co., Ltd.	756,347
	Hotels, Restaurants & Leisure – 0.4%
2,100	Oriental Land Co., Ltd.	319,297
	Household Durables – 2.3%
50,600	Iida Group Holdings Co., Ltd.	822,703
39,000	Nikon Corp.	486,215
65,800	Panasonic Corp.	532,851
		1,841,769
	Independent Power and Renewable Electricity Producers – 0.3%
12,000	Electric Power Development Co., Ltd.	273,572

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance – 2.2%
17,300	MS&AD Insurance Group Holdings, Inc.	$560,000
56,400	Sony Financial Holdings, Inc.	1,221,631
		1,781,631
	Internet & Direct Marketing Retail – 1.4%
114,500	Rakuten, Inc.	1,127,792
	IT Services – 6.4%
32,400	Itochu Techno-Solutions Corp.	857,607
32,400	Nihon Unisys Ltd.	1,042,793
41,000	NTT Data Corp.	528,592
7,200	Obic Co., Ltd.	820,384
27,100	Otsuka Corp.	1,078,987
11,100	SCSK Corp.	520,481
5,400	TIS, Inc.	311,140
		5,159,984
	Machinery – 9.3%
120,700	Amada Holdings Co., Ltd.	1,299,374
19,100	Daifuku Co., Ltd.	983,926
96,900	Hino Motors Ltd.	797,605
21,200	Hitachi Construction Machinery Co., Ltd.	510,761
11,700	Komatsu Ltd.	267,815
32,400	Kubota Corp.	489,783
6,100	Mitsubishi Heavy Industries Ltd.	238,753
35,800	Miura Co., Ltd.	996,606
122,500	NSK Ltd.	1,030,983
32,100	Sumitomo Heavy Industries Ltd.	950,011
		7,565,617
	Media – 1.2%
49,000	Hakuhodo DY Holdings, Inc.	707,413
18,700	Nippon Television Holdings, Inc.	239,360
		946,773
	Metals & Mining – 3.1%
93,200	JFE Holdings, Inc.	1,120,555
9,400	Mitsubishi Materials Corp.	253,420
79,900	Nippon Steel Corp.	1,112,503
		2,486,478
	Oil, Gas & Consumable Fuels – 1.5%
274,800	JXTG Holdings, Inc.	1,251,436
	Professional Services – 2.3%
58,100	Persol Holdings Co., Ltd.	1,097,250
24,800	Recruit Holdings Co., Ltd.	753,691
		1,850,941
	Real Estate Management & Development – 1.3%
50,700	Nomura Real Estate Holdings, Inc.	1,094,417
Shares	Description	Value

	Road & Rail – 1.3%
16,700	Hitachi Transport System Ltd.	$488,065
10,500	Sankyu, Inc.	544,786
		1,032,851
	Semiconductors & Semiconductor Equipment – 4.6%
49,300	Advantest Corp.	2,177,179
114,300	SUMCO Corp.	1,532,809
		3,709,988
	Software – 0.6%
12,000	OBIC Business Consultants Co., Ltd.	485,549
	Specialty Retail – 2.4%
1,400	Fast Retailing Co., Ltd.	831,390
5,000	Hikari Tsushin, Inc.	1,081,156
		1,912,546
	Technology Hardware, Storage & Peripherals – 4.2%
43,000	Brother Industries Ltd.	777,878
21,500	FUJIFILM Holdings Corp.	942,520
28,300	Konica Minolta, Inc.	196,824
34,900	NEC Corp.	1,471,852
		3,389,074
	Trading Companies & Distributors – 6.9%
71,300	ITOCHU Corp.	1,471,170
164,900	Marubeni Corp.	1,094,555
20,800	Mitsubishi Corp.	509,973
50,000	Mitsui & Co., Ltd.	817,572
169,800	Sojitz Corp.	526,085
72,200	Sumitomo Corp.	1,127,155
		5,546,510
	Wireless Telecommunication Services – 1.9%
32,400	KDDI Corp.	846,520
17,100	SoftBank Group Corp.	670,557
		1,517,077
	Total Investments – 99.0%	80,022,171
	(Cost $87,676,745) (b)
	Net Other Assets and Liabilities – 1.0%	823,766
	Net Assets – 100.0%	$80,845,937

(a)	Non-income producing security.

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,434,521 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,089,095. The net unrealized depreciation was $7,654,574.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 80,022,171	$ 80,022,171	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Japan	99.0%
Total Investments	99.0
Net Other Assets and Liabilities	1.0
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust South Korea AlphaDEX® Fund (FKO)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Air Freight & Logistics – 3.4%
787	Hyundai Glovis Co., Ltd.	$102,639
	Auto Components – 7.7%
3,610	Hankook Tire & Technology Co., Ltd.	97,331
4,350	Hanon Systems	43,640
430	Hyundai Mobis Co., Ltd.	90,591
		231,562
	Automobiles – 7.0%
904	Hyundai Motor Co.	101,272
2,880	Kia Motors Corp.	109,792
		211,064
	Banks – 5.3%
1,354	Hana Financial Group, Inc.	39,902
3,607	Industrial Bank of Korea	39,805
1,105	KB Financial Group, Inc.	39,446
1,129	Shinhan Financial Group Co., Ltd.	39,453
		158,606
	Capital Markets – 9.1%
1,255	Korea Investment Holdings Co., Ltd.	79,005
6,442	Macquarie Korea Infrastructure Fund	63,281
12,393	Mirae Asset Daewoo Co., Ltd.	77,705
5,244	NH Investment & Securities Co., Ltd.	55,678
		275,669
	Chemicals – 4.5%
142	LG Chem Ltd.	35,555
502	Lotte Chemical Corp.	99,044
		134,599
	Construction & Engineering – 2.5%
661	Daelim Industrial Co., Ltd.	57,471
472	Hyundai Engineering & Construction Co., Ltd.	18,270
		75,741
	Consumer Finance – 0.6%
663	Samsung Card Co., Ltd.	19,483
	Diversified Financial Services – 0.0%
215	Neoplux Co., Ltd. (a) (b)	683
	Diversified Telecommunication Services – 2.0%
5,244	LG Uplus Corp.	59,842
	Electric Utilities – 2.1%
2,976	Korea Electric Power Corp. (b)	64,439
Shares	Description	Value

	Electronic Equipment, Instruments & Components – 5.8%
4,260	LG Display Co., Ltd. (b)	$50,394
519	Samsung Electro-Mechanics Co., Ltd.	44,691
429	Samsung SDI Co., Ltd.	79,979
		175,064
	Food & Staples Retailing – 2.3%
724	E-MART, Inc.	68,396
	Food Products – 1.7%
256	CJ CheilJedang Corp.	50,188
	Gas Utilities – 2.6%
2,401	Korea Gas Corp.	79,488
	Household Durables – 1.8%
958	LG Electronics, Inc.	53,981
	Industrial Conglomerates – 4.4%
1,318	LG Corp.	77,131
265	Samsung C&T Corp.	19,872
219	SK Holdings Co., Ltd.	37,350
		134,353
	Insurance – 0.6%
303	Samsung Life Insurance Co., Ltd.	18,011
	Interactive Media & Services – 2.9%
771	Kakao Corp.	87,339
	Internet & Direct Marketing Retail – 0.7%
142	CJ ENM Co., Ltd.	20,110
	Machinery – 7.1%
3,481	Doosan Bobcat, Inc.	103,020
234	Hyundai Heavy Industries Holdings Co., Ltd.	68,372
214	Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	22,184
3,105	Samsung Heavy Industries Co., Ltd. (b)	20,455
		214,031
	Metals & Mining – 5.9%
2,425	Hyundai Steel Co.	78,864
106	Korea Zinc Co., Ltd.	39,701
310	POSCO	58,830
		177,395
	Oil, Gas & Consumable Fuels – 4.2%
2,475	GS Holdings Corp.	104,077

First Trust South Korea AlphaDEX® Fund (FKO)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
159	SK Innovation Co., Ltd.	$22,066
		126,143
	Personal Products – 0.7%
19	LG Household & Health Care Ltd.	20,761
	Semiconductors & Semiconductor Equipment – 4.1%
1,822	SK Hynix, Inc.	125,209
	Specialty Retail – 1.2%
522	Hotel Shilla Co., Ltd.	37,618
	Technology Hardware, Storage & Peripherals – 2.9%
2,157	Samsung Electronics Co., Ltd.	88,451
	Textiles, Apparel & Luxury Goods – 2.6%
1,651	Fila Korea Ltd.	79,917
	Tobacco – 0.8%
258	KT&G Corp.	22,755
	Wireless Telecommunication Services – 3.3%
489	SK Telecom Co., Ltd.	98,728
	Total Investments – 99.8%	3,012,265
	(Cost $3,050,587) (c)
	Net Other Assets and Liabilities – 0.2%	6,707
	Net Assets – 100.0%	$3,018,972

(a)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $118,655 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $156,977. The net unrealized depreciation was $38,322.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,012,265	$ 3,012,265	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
South Korea	99.8%
Total Investments	99.8
Net Other Assets and Liabilities	0.2
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 93.8%
	Australia – 6.1%
261,153	Afterpay Touch Group Ltd. (b)	$6,322,633
2,124,720	Beach Energy Ltd.	3,628,222
392,198	BlueScope Steel Ltd.	3,179,215
476,789	Boral Ltd.	1,554,336
93,045	Brambles Ltd.	715,928
2,464,485	Cleanaway Waste Management Ltd.	3,243,638
569,911	Downer EDI Ltd.	3,000,359
170,097	Fortescue Metals Group Ltd.	1,010,301
272,196	Harvey Norman Holdings Ltd. (c)	832,246
8,447	Macquarie Group Ltd.	747,327
150,181	Magellan Financial Group Ltd.	5,214,198
42,895	Newcrest Mining Ltd.	1,006,081
177,779	QBE Insurance Group Ltd.	1,507,099
44,816	Rio Tinto Ltd.	2,803,134
1,173,438	South32 Ltd.	2,075,071
893,248	Viva Energy Group Ltd. (d)	1,175,651
141,985	WiseTech Global Ltd.	3,328,272
		41,343,711
	Austria – 0.3%
77,957	UNIQA Insurance Group AG	703,970
51,145	voestalpine AG	1,175,115
		1,879,085
	Belgium – 0.7%
10,502	Colruyt S.A.	575,538
19,961	Sofina S.A.	4,438,324
		5,013,862
	Bermuda – 1.1%
436,500	Hongkong Land Holdings Ltd.	2,453,130
522,324	Kerry Properties Ltd.	1,609,416
4,078,563	Nine Dragons Paper Holdings Ltd.	3,434,492
		7,497,038
	Canada – 11.8%
161,195	Air Canada (b)	5,257,377
131,914	Alimentation Couche-Tard, Inc., Class B	4,042,502
46,151	Atco Ltd., Class I	1,688,795
85,890	Aurora Cannabis, Inc. (b) (c)	377,310
83,395	Brookfield Asset Management, Inc., Class A	4,428,304
70,141	CAE, Inc.	1,782,048
89,519	Cenovus Energy, Inc.	839,885
60,837	Cogeco Communications, Inc.	4,902,869
3,668	Constellation Software, Inc.	3,663,293
20,781	Emera, Inc.	912,272
321,823	Encana Corp.	1,474,481
34,891	FirstService Corp.	3,577,193
64,833	Gildan Activewear, Inc.	2,300,976
313,483	Husky Energy, Inc.	2,205,277
9,181	Intact Financial Corp.	924,025
Shares	Description	Value

	Canada (Continued)
76,656	Kirkland Lake Gold Ltd.	$3,433,999
31,503	Loblaw Cos., Ltd.	1,794,329
47,873	Magna International, Inc.	2,551,829
127,163	Parkland Fuel Corp.	4,078,315
84,613	Pembina Pipeline Corp.	3,136,464
133,304	Power Corp. of Canada	3,070,867
23,888	Restaurant Brands International, Inc.	1,698,494
68,394	Saputo, Inc.	2,102,128
18,820	Shopify, Inc., Class A (b)	5,856,879
167,920	Teck Resources Ltd., Class B	2,722,513
60,857	Toromont Industries Ltd.	2,939,841
150,935	Tourmaline Oil Corp.	1,493,571
1,416,021	Turquoise Hill Resources Ltd. (b)	662,666
79,877	West Fraser Timber Co., Ltd.	3,195,442
56,877	WSP Global, Inc.	3,324,139
		80,438,083
	Cayman Islands – 3.6%
1,021,921	China Education Group Holdings Ltd.	1,502,039
436,915	CK Asset Holdings Ltd.	2,960,076
147,873	CK Hutchison Holdings Ltd.	1,305,588
1,095,494	Kingboard Holdings Ltd.	2,900,277
2,218,646	Kingboard Laminates Holdings Ltd.	2,001,330
3,648,580	Lee & Man Paper Manufacturing Ltd.	1,973,791
2,778,373	NagaCorp Ltd.	4,346,027
1,242,508	Shimao Property Holdings Ltd.	3,630,329
2,905,780	WH Group Ltd. (d)	2,602,623
104,409	Wharf Real Estate Investment Co., Ltd.	570,155
677,463	Xinyi Glass Holdings Ltd.	745,947
		24,538,182
	Denmark – 1.5%
2,446	AP Moller - Maersk A.S., Class B	2,765,964
16,726	GN Store Nord A.S.	679,056
30,739	Orsted A.S. (d)	2,856,729
24,130	SimCorp A.S.	2,118,876
18,458	Vestas Wind Systems A.S.	1,432,998
		9,853,623
	Finland – 2.3%
12,763	Kesko OYJ, Class B	806,283
90,312	Metso OYJ	3,373,387
109,302	Neste OYJ	3,618,091
190,615	Stora Enso OYJ, Class R	2,296,796
79,873	UPM-Kymmene OYJ	2,361,001
153,423	Valmet OYJ	2,978,249
		15,433,807

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	France – 4.7%
95,853	Accor S.A.	$3,996,168
29,024	Alten S.A.	3,315,317
16,315	Arkema S.A.	1,520,762
515,576	Bollore S.A.	2,136,542
87,516	Cie Plastic Omnium S.A.	2,399,964
34,124	Edenred	1,637,628
36,941	Faurecia S.A.	1,752,282
76,744	Korian S.A.	3,155,169
4,224	LVMH Moet Hennessy Louis Vuitton SE	1,678,830
95,526	Peugeot S.A.	2,382,233
47,004	Renault S.A.	2,697,877
11,311	Safran S.A.	1,780,841
4,601	SEB S.A.	698,570
7,972	Vinci S.A.	858,655
80,399	Vivendi S.A.	2,206,546
		32,217,384
	Germany – 6.5%
30,204	Bayerische Motoren Werke AG	2,126,358
33,544	Bechtle AG	3,412,996
26,374	CompuGroup Medical SE	1,586,798
10,309	Continental AG	1,322,512
70,609	Covestro AG (d)	3,493,997
32,778	CTS Eventim AG & Co., KGaA	1,847,054
13,249	Daimler AG	658,787
141,528	Deutsche Lufthansa AG	2,249,088
146,104	Evotec SE (b)	3,251,804
70,638	Hella GmbH & Co., KGaA	3,158,207
54,650	Nemetschek SE	2,788,869
61,871	Porsche Automobil Holding SE (Preference Shares)	4,025,947
53,560	Puma SE	4,144,818
28,967	RWE AG	905,817
9,055	Sartorius AG (Preference Shares)	1,652,154
286,525	Schaeffler AG (Preference Shares)	2,199,827
62,929	TAG Immobilien AG	1,436,263
77,233	Uniper SE	2,532,979
9,867	Volkswagen AG (Preference Shares)	1,678,353
		44,472,628
	Hong Kong – 3.1%
234,537	AIA Group Ltd.	2,215,888
242,355	Hang Lung Group Ltd.	603,592
538,198	Henderson Land Development Co., Ltd.	2,506,376
712,856	Hong Kong & China Gas Co., Ltd.	1,389,750
580,654	Hysan Development Co., Ltd.	2,341,078
2,343,431	New World Development Co., Ltd.	3,043,766
302,051	Swire Pacific Ltd., Class A	2,811,363
347,057	Techtronic Industries Co., Ltd.	2,415,499
Shares	Description	Value

	Hong Kong (Continued)
802,009	Vitasoy International Holdings Ltd.	$3,248,885
106,180	Wheelock & Co., Ltd.	604,889
		21,181,086
	Israel – 0.4%
597,678	Israel Chemicals Ltd.	2,967,543
	Italy – 3.0%
91,871	ACEA S.p.A.	1,834,469
113,887	Buzzi Unicem S.p.A	2,611,719
242,723	Enel S.p.A.	1,812,473
858,865	Hera S.p.A.	3,525,428
86,855	Infrastrutture Wireless Italiane S.p.A. (d)	901,236
200,458	Leonardo S.p.A.	2,357,498
159,651	Poste Italiane S.p.A. (d)	1,814,941
311,819	Unipol Gruppo S.p.A.	1,660,591
1,439,774	UnipolSai Assicurazioni S.p.A.	3,829,047
		20,347,402
	Japan – 22.8%
99,100	Advantest Corp.	4,376,439
65,530	AGC, Inc.	2,030,294
40,200	Aisin Seiki Co., Ltd.	1,262,234
82,000	Alfresa Holdings Corp.	1,829,975
74,450	Asahi Kasei Corp.	732,622
33,300	Bandai Namco Holdings, Inc.	2,072,684
38,400	Benefit One, Inc.	725,205
38,800	Bridgestone Corp.	1,501,403
124,700	Brother Industries Ltd.	2,255,845
286,300	Daicel Corp.	2,417,497
17,500	Denso Corp.	768,624
63,600	Electric Power Development Co., Ltd.	1,449,933
40,600	GMO Payment Gateway, Inc.	2,714,802
53,400	Goldwin, Inc. (c)	4,573,262
308,600	Haseko Corp.	3,590,463
91,300	Hino Motors Ltd.	751,510
105,300	Hitachi Chemical Co., Ltd.	3,432,902
29,300	Hitachi Construction Machinery Co., Ltd.	705,910
38,100	Hitachi High-Technologies Corp.	2,198,788
115,060	Honda Motor Co., Ltd.	2,977,992
16,700	House Foods Group, Inc.	623,982
66,500	Idemitsu Kosan Co., Ltd.	1,878,913
42,100	Ito En Ltd.	1,981,864
39,400	ITOCHU Corp.	812,961
64,716	Japan Airlines Co., Ltd.	1,922,477
183,200	JFE Holdings, Inc.	2,202,636
62,900	JTEKT Corp.	720,769
679,500	JXTG Holdings, Inc.	3,094,435
52,700	Kajima Corp.	690,644
108,300	KDDI Corp.	2,829,572
79,000	Konica Minolta, Inc.	549,438
61,200	Kuraray Co., Ltd.	751,097

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
84,600	Kyowa Exeo Corp.	$2,049,961
337,400	Marubeni Corp.	2,239,556
65,200	Medipal Holdings Corp. (c)	1,450,832
441,500	Mitsubishi Chemical Holdings Corp.	3,144,501
272,400	Mitsubishi Gas Chemical Co., Inc.	3,632,840
15,800	Mitsubishi Heavy Industries Ltd.	618,410
438,900	Mitsubishi Motors Corp.	1,903,760
151,500	Mitsubishi UFJ Lease & Finance Co., Ltd.	874,321
98,800	Mitsui & Co., Ltd.	1,615,523
93,900	Mitsui Chemicals, Inc.	2,098,149
91,700	NEC Corp.	3,867,302
107,100	NGK Insulators Ltd.	1,524,411
124,200	NGK Spark Plug Co., Ltd.	2,363,964
174,200	Nippon Steel Corp.	2,425,508
54,958	Nippon Telegraph & Telephone Corp.	2,620,702
103,700	Nippon Television Holdings, Inc.	1,327,360
189,600	Nissan Motor Co., Ltd.	1,182,052
330,200	NSK Ltd.	2,779,024
35,200	NTT DOCOMO, Inc.	896,237
108,300	ORIX Corp.	1,613,607
140,600	Pan Pacific International Holdings Corp.	2,347,126
409,300	Rakuten, Inc.	4,031,487
106,800	SG Holdings Co., Ltd.	2,612,587
110,700	Showa Denko KK	2,892,278
12,700	SoftBank Group Corp.	498,016
29,000	Stanley Electric Co., Ltd.	766,002
34,200	Subaru Corp.	961,554
349,600	SUMCO Corp.	4,688,278
666,800	Sumitomo Chemical Co., Ltd.	2,990,964
168,400	Sumitomo Corp.	2,628,987
173,700	Sumitomo Electric Industries Ltd.	2,202,476
46,500	Sumitomo Heavy Industries Ltd.	1,376,185
52,600	Sumitomo Metal Mining Co., Ltd.	1,628,228
194,450	Sumitomo Rubber Industries Ltd.	2,305,525
53,700	Suzuken Co., Ltd.	2,880,555
188,600	Teijin Ltd.	3,621,120
63,100	THK Co., Ltd.	1,653,293
13,800	Toho Gas Co., Ltd.	527,112
612,300	Tokyo Electric Power Co., Holdings, Inc. (b)	2,995,669
119,100	Toshiba Corp.	3,634,960
246,880	Tosoh Corp.	3,260,529
116,500	Yamaha Motor Co., Ltd.	2,109,660
83,800	Yokohama Rubber (The) Co., Ltd.	1,674,837
		154,942,620
Shares	Description	Value

	Luxembourg – 1.5%
191,675	ArcelorMittal	$2,696,272
470,912	Aroundtown S.A.	3,851,582
159,667	B&M European Value Retail S.A.	744,832
128,790	Grand City Properties S.A.	2,897,333
		10,190,019
	Netherlands – 2.9%
591,408	Altice Europe N.V., Class A (b)	3,094,105
40,811	IMCD N.V.	3,018,100
116,710	Koninklijke Ahold Delhaize N.V.	2,920,061
14,249	Koninklijke DSM N.V.	1,714,589
84,763	OCI N.V. (b)	2,001,112
204,144	SBM Offshore N.V.	3,393,228
52,524	STMicroelectronics N.V.	1,015,875
30,676	Takeaway.com N.V. (b) (d)	2,447,464
		19,604,534
	New Zealand – 0.3%
238,932	a2 Milk Co., Ltd. (b)	1,983,951
	Norway – 0.7%
21,804	Aker BP ASA	583,348
35,447	Equinor ASA	674,251
131,256	Tomra Systems ASA	3,505,873
		4,763,472
	Portugal – 0.0%
81,454	Banco Espirito Santo S.A. (b) (e) (f) (g) (h)	0
	Singapore – 0.4%
3,509,500	Yangzijiang Shipbuilding Holdings Ltd.	2,437,594
	South Korea – 6.0%
8,190	CJ CheilJedang Corp.	1,605,614
10,662	CJ Logistics Corp. (b)	1,288,015
36,610	Daelim Industrial Co., Ltd.	3,183,079
5,115	E-MART, Inc.	483,213
56,558	Fila Korea Ltd.	2,737,707
66,839	GS Holdings Corp.	2,810,686
94,238	Hankook Tire & Technology Co., Ltd.	2,540,798
4,233	Hyundai Mobis Co., Ltd.	891,791
39,302	Hyundai Steel Co.	1,278,140
24,959	Kia Motors Corp.	951,495
39,125	Korea Gas Corp.	1,295,281
56,924	LG Corp.	3,331,254
11,749	LG Electronics, Inc.	662,026
620	LG Household & Health Care Ltd.	677,457
114,214	LG Uplus Corp.	1,303,366
15,188	Lotte Chemical Corp.	2,996,587
3,485	POSCO	661,368
8,441	Samsung Electro-Mechanics Co., Ltd.	726,851

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
98,800	Samsung Electronics Co., Ltd.	$4,051,448
59,454	SK Hynix, Inc.	4,085,707
17,540	SK Telecom Co., Ltd.	3,541,287
		41,103,170
	Spain – 2.6%
70,711	ACS Actividades de Construccion y Servicios S.A.	2,825,440
79,385	Cellnex Telecom S.A. (d)	3,279,323
30,443	Endesa S.A.	800,998
353,818	Iberdrola S.A.	3,677,500
432,961	International Consolidated Airlines Group S.A.	2,528,649
27,767	Naturgy Energy Group S.A.	736,641
90,729	Repsol S.A.	1,418,084
195,069	Siemens Gamesa Renewable Energy S.A.	2,647,062
		17,913,697
	Sweden – 5.1%
71,843	Assa Abloy AB, Class B	1,599,017
41,676	Axfood AB	885,251
55,513	Boliden AB	1,275,879
119,926	Castellum AB	2,568,089
80,673	Essity AB, Class B	2,354,453
267,020	Fabege AB	4,399,677
72,578	Fastighets AB Balder, Class B (b)	2,748,572
44,698	Hufvudstaden AB, Class A	809,137
96,644	ICA Gruppen AB	4,465,001
108,987	Indutrade AB	3,055,695
108,009	Intrum AB (c)	2,714,475
45,806	Lundin Petroleum AB	1,374,080
302,794	Nibe Industrier AB, Class B	3,840,272
862,643	SSAB AB, Class A	2,400,210
		34,489,808
	Switzerland – 1.0%
135	Belimo Holding AG	742,598
1,750	Emmi AG	1,427,283
2,858	Straumann Holding AG	2,336,112
5,322	Swiss Life Holding AG	2,544,087
		7,050,080
	United Kingdom – 5.4%
302,860	3i Group PLC	4,343,830
87,145	Anglo American PLC	2,004,975
61,750	Antofagasta PLC	682,563
73,963	AVEVA Group PLC	3,364,824
241,750	Babcock International Group PLC	1,658,620
199,104	Barratt Developments PLC	1,586,358
78,359	Bellway PLC	3,223,747
16,171	Berkeley Group Holdings PLC	830,913
213,613	BP PLC	1,354,738
480,750	Evraz PLC	2,764,012
Shares	Description	Value

	United Kingdom (Continued)
107,027	Halma PLC	$2,593,738
593,425	JD Sports Fashion PLC	5,482,558
158,859	Just Eat PLC (b)	1,305,162
26,798	Rio Tinto PLC	1,386,844
24,566	Royal Dutch Shell PLC, Class B	723,715
217,547	Travis Perkins PLC	3,453,230
		36,759,827
	Total Common Stocks	638,422,206
	(Cost $679,443,881)
REAL ESTATE INVESTMENT TRUSTS (a) – 5.8%
	Australia – 1.7%
426,186	Charter Hall Group	3,351,172
171,778	Dexus	1,383,183
163,932	Goodman Group	1,568,959
528,613	GPT (The) Group	2,197,810
1,591,605	Mirvac Group	3,287,216
		11,788,340
	Belgium – 0.4%
14,523	Warehouses De Pauw CVA	2,665,661
	Canada – 0.5%
80,860	Canadian Apartment Properties REIT	3,324,485
	Hong Kong – 1.0%
4,486,410	Champion REIT	2,902,140
332,563	Link REIT	3,668,177
		6,570,317
	Japan – 0.4%
328	Daiwa Office Investment Corp.	2,545,128
	Singapore – 0.4%
3,190,400	Mapletree North Asia Commercial Trust	3,046,940
	Spain – 0.6%
296,720	Merlin Properties Socimi S.A.	4,142,882
	United Kingdom – 0.8%
442,910	Segro PLC	4,415,454
415,397	Tritax Big Box REIT PLC	764,084
		5,179,538
	Total Real Estate Investment Trusts	39,263,291
	(Cost $35,379,120)
MONEY MARKET FUNDS – 0.1%
766,209	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.00% (i) (j)	766,209
	(Cost $766,209)

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.8%
$5,764,656	BNP Paribas S.A., 2.35% (i), dated 9/30/19, due 10/1/19, with a maturity value of $5,765,032. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 5/15/28. The value of the collateral including accrued interest is $5,896,200. (j)	$5,764,656
	(Cost $5,764,656)
	Total Investments – 100.5%	684,216,362
	(Cost $721,353,866) (k)
	Net Other Assets and Liabilities – (0.5)%	(3,707,483)
	Net Assets – 100.0%	$680,508,879

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $6,242,632 and the total value of the collateral held by the Fund is $6,530,865.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At September 30, 2019, securities noted as such are valued at $0 or 0.0% of net assets.
(f)	This issuer has filed for protection in bankruptcy court.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of September 30, 2019.
(j)	This security serves as collateral for securities on loan.
(k)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $46,978,208 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $84,115,712. The net unrealized depreciation was $37,137,504.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Portugal	$ —**	$ —	$ —	$ —**
Other Country Categories*	638,422,206	638,422,206	—	—
Real Estate Investment Trusts*	39,263,291	39,263,291	—	—
Money Market Funds	766,209	766,209	—	—
Repurchase Agreements	5,764,656	—	5,764,656	—
Total Investments	$ 684,216,362	$ 678,451,706	$ 5,764,656	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.
Sector Allocation	% of Total Long-Term Investments
Industrials	17.5%
Consumer Discretionary	16.4
Materials	14.8
Real Estate	12.5
Information Technology	10.7
Financials	5.9
Energy	5.7
Consumer Staples	5.1
Communication Services	4.3
Utilities	4.3
Health Care	2.8
Total	100.0%

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	24.9%
JPY	23.0
CAD	12.3
HKD	8.4
AUD	7.8
GBP	6.6
KRW	6.0
SEK	5.1
DKK	1.4
USD	1.3
CHF	1.0
SGD	0.8
NOK	0.7
ILS	0.4
NZD	0.3
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.3%
	Bermuda – 2.8%
3,438,598	Alibaba Health Information Technology Ltd. (b)	$3,005,269
7,363,211	Brilliance China Automotive Holdings Ltd.	7,910,259
1,124,416	China Resources Gas Group Ltd.	5,559,172
		16,474,700
	Brazil – 15.5%
769,755	Atacadao S.A.	3,899,768
134,695	Azul S.A. (Preference Shares) (b)	1,611,497
320,971	B3 S.A. - Brasil Bolsa Balcao	3,370,429
544,616	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	5,507,831
112,722	Cia Brasileira de Distribuicao (Preference Shares)	2,164,940
245,466	Cia de Saneamento Basico do Estado de Sao Paulo	2,930,267
1,069,182	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	6,355,984
1,586,090	Cia Siderurgica Nacional S.A.	5,050,355
483,451	Cosan S.A.	6,190,109
362,079	Engie Brasil Energia S.A.	3,868,323
64,435	Equatorial Energia S.A.	1,555,298
680,951	Gerdau S.A. (Preference Shares)	2,156,781
169,473	IRB Brasil Resseguros S.A.	1,536,084
1,618,968	JBS S.A.	12,776,558
972,603	Kroton Educacional S.A.	2,617,047
311,844	Localiza Rent a Car S.A.	3,411,937
238,578	Magazine Luiza S.A.	2,126,844
681,400	Natura Cosmeticos S.A.	5,552,944
918,531	Petroleo Brasileiro S.A. (Preference Shares)	6,090,453
542,610	Telefonica Brasil S.A. (Preference Shares)	7,174,814
1,311,652	TIM Participacoes S.A.	3,759,799
513,426	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	965,079
		90,673,141
	Cayman Islands – 13.2%
779,002	ANTA Sports Products Ltd.	6,445,549
667,434	Chailease Holding Co., Ltd.	2,689,141
5,489,713	China Aoyuan Group Ltd.	6,219,765
3,518,871	China Hongqiao Group Ltd.	2,249,326
1,182,190	China Resources Land Ltd.	4,954,890
4,858,920	China Zhongwang Holdings Ltd.	1,977,615
6,990,323	CIFI Holdings Group Co., Ltd.	4,084,831
2,544,173	Country Garden Holdings Co., Ltd.	3,223,348
5,349,052	Future Land Development Holdings Ltd. (c)	4,668,144
Shares	Description	Value

	Cayman Islands (Continued)
3,376,125	Li Ning Co., Ltd.	$9,691,978
3,217,299	Logan Property Holdings Co., Ltd.	4,581,071
1,880,200	Longfor Group Holdings Ltd. (d)	7,028,830
1,329,849	Sunac China Holdings Ltd.	5,344,711
3,193,876	Times China Holdings Ltd.	4,971,521
1,487,167	Yihai International Holding Ltd.	8,842,132
		76,972,852
	Chile – 0.7%
1,530,341	Cencosud S.A.	2,518,562
7,544,354	Enel Americas S.A.	1,381,295
		3,899,857
	China – 18.5%
2,152,482	Air China Ltd., Class H	1,894,960
11,774,527	Angang Steel Co., Ltd., Class H	4,296,560
650,301	Anhui Conch Cement Co., Ltd., Class H	3,862,295
514,400	Anhui Gujing Distillery Co., Ltd., Class B	4,323,147
6,080,601	BAIC Motor Corp. Ltd., Class H (d)	3,754,942
4,188,004	Beijing Capital International Airport Co., Ltd., Class H	3,574,741
1,715,704	China International Capital Corp., Ltd., Class H (d)	3,327,341
3,728,309	China International Marine Containers Group Co., Ltd., Class H	3,239,443
3,808,999	China Longyuan Power Group Corp., Ltd., Class H	2,138,331
5,039,793	China National Building Material Co., Ltd., Class H	4,526,856
5,039,966	China Petroleum & Chemical Corp., Class H	2,996,573
2,323,612	China Shenhua Energy Co., Ltd., Class H	4,666,376
7,154,366	China Telecom Corp., Ltd., Class H	3,258,748
630,197	China Vanke Co., Ltd., Class H	2,195,080
6,614,808	Dongfeng Motor Group Co., Ltd., Class H	6,287,599
1,501,911	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	4,953,545
3,061,896	Guangzhou R&F Properties Co., Ltd., Class H	4,633,258
3,659,370	Huaxin Cement Co., Ltd., Class B	7,190,662
4,304,016	Inner Mongolia Yitai Coal Co., Ltd., Class B	3,946,783
13,537,743	Maanshan Iron & Steel Co., Ltd., Class H (c)	5,095,416
13,444,932	Metallurgical Corp. of China Ltd., Class H	3,019,136

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
4,717,605	Shenzhen Expressway Co., Ltd., Class H	$6,151,540
4,145,885	Weichai Power Co., Ltd., Class H	5,977,327
5,395,320	Yanzhou Coal Mining Co., Ltd., Class H	5,479,509
10,691,824	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	7,243,654
		108,033,822
	Colombia – 0.2%
3,416,536	Grupo Aval Acciones y Valores S.A. (Preference Shares)	1,276,292
	Hong Kong – 5.6%
934,822	Beijing Enterprises Holdings Ltd.	4,299,773
2,673,731	China Everbright Ltd.	3,128,228
10,154,074	China Jinmao Holdings Group Ltd.	5,816,986
2,487,161	China Merchants Port Holdings Co., Ltd.	3,744,530
389,851	China Mobile Ltd.	3,225,670
2,122,155	CNOOC Ltd.	3,238,319
7,364,003	Lenovo Group Ltd.	4,913,908
3,112,994	Sinotruk Hong Kong Ltd.	4,615,256
		32,982,670
	Hungary – 0.6%
352,343	MOL Hungarian Oil & Gas PLC	3,314,661
	India – 6.2%
60,667	Bajaj Finance Ltd.	3,463,608
26,079	Bajaj Finserv Ltd.	3,132,698
1,786,063	Hindalco Industries Ltd.	4,822,477
969,797	Hindustan Petroleum Corp., Ltd.	4,128,584
458,222	ICICI Bank Ltd.	2,804,208
1,653,315	IDFC First Bank Ltd. (b)	937,835
1,490,804	Power Finance Corp., Ltd. (b)	2,090,990
269,236	Reliance Industries Ltd.	5,061,320
286,077	State Bank of India (b)	1,093,142
880,604	Tata Steel Ltd.	4,479,513
1,989,894	Vedanta Ltd.	4,328,310
333,548	Yes Bank Ltd.	194,851
		36,537,536
	Indonesia – 3.9%
70,122,735	Adaro Energy Tbk PT	6,372,549
78,814,830	Barito Pacific Tbk PT	5,496,772
10,966,869	Indah Kiat Pulp & Paper Corp. Tbk PT	5,002,499
9,470,970	Jasa Marga Persero Tbk PT	3,803,067
8,026,815	Perusahaan Gas Negara Tbk PT	1,187,482
697,339	United Tractors Tbk PT	1,010,761
		22,873,130
Shares	Description	Value

	Mexico – 1.6%
1,245,428	Alfa S.A.B. de C.V., Class A	$1,098,128
2,832,764	Cemex S.A.B. de C.V.	1,102,444
48,966	Grupo Elektra S.A.B. de C.V.	3,468,859
3,056,285	Grupo Lala S.A.B. de C.V.	3,492,410
		9,161,841
	Philippines – 1.2%
17,216,000	Alliance Global Group, Inc.	3,620,575
1,081,960	International Container Terminal Services, Inc.	2,513,370
11,992,178	Megaworld Corp.	1,011,110
		7,145,055
	Poland – 3.5%
167,873	Dino Polska S.A. (b) (d)	6,572,420
121,779	Grupa Lotos S.A.	2,689,396
47,459	KGHM Polska Miedz S.A. (b)	946,789
1,021,764	PGE Polska Grupa Energetyczna S.A. (b)	2,036,343
208,037	Polski Koncern Naftowy ORLEN S.A.	5,120,384
2,435,572	Polskie Gornictwo Naftowe i Gazownictwo S.A.	2,857,019
		20,222,351
	Russia – 4.8%
2,651,442,414	Federal Grid Co. Unified Energy System PJSC	7,594,356
116,430,747	Inter RAO UES PJSC	8,059,762
23,906	Magnit PJSC	1,311,503
6,343	MMC Norilsk Nickel PJSC	1,631,937
2,400,230	Rostelecom PJSC	2,905,220
695,050,639	RusHydro PJSC	5,591,056
115,259	Tatneft PJSC	1,221,633
		28,315,467
	South Africa – 3.3%
103,793	Anglo American Platinum Ltd.	6,257,255
348,679	Exxaro Resources Ltd.	3,006,766
1,565,723	Impala Platinum Holdings Ltd. (b)	9,850,253
		19,114,274
	Taiwan – 9.4%
1,209,589	ASE Technology Holding Co., Ltd.	2,760,364
1,018,046	Asia Cement Corp.	1,420,857
10,790,386	AU Optronics Corp.	2,733,725
861,258	Catcher Technology Co., Ltd.	6,523,735
256,753	Delta Electronics, Inc.	1,096,545
1,340,677	Far Eastern New Century Corp.	1,238,067
411,982	Feng TAY Enterprise Co., Ltd.	2,954,633
2,221,694	Hon Hai Precision Industry Co., Ltd.	5,241,922
324,426	Hotai Motor Co., Ltd.	4,930,518
4,082,363	Innolux Corp.	868,462

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
3,324,400	Nanya Technology Corp.	$8,625,899
824,720	Novatek Microelectronics Corp.	4,731,749
765,921	Pegatron Corp.	1,333,131
1,059,047	Taiwan Cement Corp.	1,353,486
7,008,348	United Microelectronics Corp.	3,027,023
612,354	Walsin Technology Corp.	3,444,238
379,167	Yageo Corp.	3,012,608
		55,296,962
	Thailand – 3.2%
11,464,100	BTS Group Holdings PCL	5,022,689
287,900	Electricity Generating PCL	3,379,307
880,300	Gulf Energy Development PCL	4,605,133
334,900	PTT Exploration & Production PCL	1,324,927
2,500,200	PTT Global Chemical PCL	4,393,845
		18,725,901
	Turkey – 4.1%
1,184,057	Akbank T.A.S. (b)	1,702,593
4,102,653	Eregli Demir ve Celik Fabrikalari T.A.S.	4,976,655
930,173	KOC Holding A.S.	3,114,852
59,962	Tupras Turkiye Petrol Rafinerileri A.S.	1,523,738
2,893,751	Turk Hava Yollari AO (b)	6,344,012
618,961	Turkcell Iletisim Hizmetleri A.S.	1,426,011
897,271	Turkiye Garanti Bankasi A.S. (b)	1,622,302
2,721,178	Turkiye Is Bankasi A.S., Class C (b)	3,021,390
		23,731,553
	Total Common Stocks	574,752,065
	(Cost $596,678,866)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.3%
	Mexico – 1.0%
3,831,942	Fibra Uno Administracion S.A. de C.V.	5,613,735
	South Africa – 0.3%
3,938,520	Redefine Properties Ltd.	2,036,224
	Total Real Estate Investment Trusts	7,649,959
	(Cost $8,495,468)
MONEY MARKET FUNDS – 0.0%
128,556	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.00% (e) (f)	128,556
	(Cost $128,556)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.2%
$967,204	BNP Paribas S.A., 2.35% (e), dated 9/30/19, due 10/1/19, with a maturity value of $967,267. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 5/15/28. The value of the collateral including accrued interest is $989,275. (f)	$967,204
	(Cost $967,204)
	Total Investments – 99.8%	583,497,784
	(Cost $606,270,094) (g)
	Net Other Assets and Liabilities – 0.2%	1,448,077
	Net Assets – 100.0%	$584,945,861

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $1,036,531 and the total value of the collateral held by the Fund is $1,095,760.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Rate shown reflects yield as of September 30, 2019.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $53,217,112 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $75,989,422. The net unrealized depreciation was $22,772,310.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$ 18,725,901	$ —	$ 18,725,901	$ —
Other Country Categories*	556,026,164	556,026,164	—	—
Real Estate Investment Trusts*	7,649,959	7,649,959	—	—
Money Market Funds	128,556	128,556	—	—
Repurchase Agreements	967,204	—	967,204	—
Total Investments	$ 583,497,784	$ 563,804,679	$ 19,693,105	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Materials	16.1%
Industrials	12.2
Energy	12.1
Real Estate	11.4
Utilities	11.3
Consumer Staples	8.8
Information Technology	8.3
Consumer Discretionary	8.0
Financials	6.7
Communication Services	3.7
Health Care	1.4
Total	100.0%

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.4%
	Airlines – 4.0%
318,688	Deutsche Lufthansa AG	$5,064,421
	Auto Components – 9.0%
22,474	Continental AG	2,883,125
88,365	Hella GmbH & Co., KGaA	3,950,777
587,119	Schaeffler AG (Preference Shares)	4,507,669
		11,341,571
	Automobiles – 11.8%
44,271	Bayerische Motoren Werke AG	3,116,672
58,898	Daimler AG	2,928,616
84,050	Porsche Automobil Holding SE (Preference Shares)	5,469,135
19,441	Volkswagen AG (Preference Shares)	3,306,867
		14,821,290
	Banks – 1.4%
304,012	Commerzbank AG	1,763,487
	Capital Markets – 0.8%
141,671	Deutsche Bank AG	1,060,981
	Chemicals – 4.9%
107,417	Covestro AG (a)	5,315,394
13,805	Wacker Chemie AG	907,319
		6,222,713
	Construction Materials – 1.6%
26,996	HeidelbergCement AG	1,951,419
	Diversified Telecommunication Services – 0.9%
390,934	Telefonica Deutschland Holding AG	1,089,960
	Food Products – 2.4%
193,524	Suedzucker AG	2,976,243
	Health Care Equipment & Supplies – 5.1%
22,145	Carl Zeiss Meditec AG	2,524,724
21,310	Sartorius AG (Preference Shares)	3,888,172
		6,412,896
	Health Care Providers & Services – 0.7%
13,913	Fresenius Medical Care AG & Co., KGaA	935,648
	Health Care Technology – 3.2%
67,643	CompuGroup Medical SE	4,069,757
	Independent Power and Renewable Electricity Producers – 0.9%
36,069	Uniper SE	1,182,941
Shares	Description	Value

	Industrial Conglomerates – 3.6%
35,691	Rheinmetall AG	$4,514,508
	Insurance – 7.1%
20,264	Hannover Rueck SE	3,425,654
126,053	Talanx AG	5,446,198
		8,871,852
	Internet & Direct Marketing Retail – 1.8%
49,232	Zalando SE (a) (b)	2,247,298
	IT Services – 4.7%
47,551	Bechtle AG	4,838,163
6,488	Wirecard AG	1,037,757
		5,875,920
	Life Sciences Tools & Services – 2.1%
117,233	Evotec AG (b)	2,609,229
	Machinery – 0.7%
17,325	KION Group AG	911,123
	Media – 4.4%
72,712	Stroeer SE & Co., KGaA	5,535,783
	Real Estate Management & Development – 14.7%
662,797	Aroundtown S.A.	5,421,007
119,061	Deutsche Wohnen SE	4,346,015
95,575	Grand City Properties S.A.	2,150,109
19,365	LEG Immobilien AG	2,216,223
189,080	TAG Immobilien AG	4,315,477
		18,448,831
	Road & Rail – 0.8%
10,197	Sixt SE	977,496
	Software – 3.7%
36,280	Nemetschek SE	1,851,421
23,862	SAP SE	2,805,785
		4,657,206
	Textiles, Apparel & Luxury Goods – 7.5%
14,151	adidas AG	4,405,832
65,509	Puma SE	5,069,509
		9,475,341
	Wireless Telecommunication Services – 1.6%
65,520	1&1 Drillisch AG	2,042,427
	Total Common Stocks	125,060,341
	(Cost $129,940,748)

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 0.2%
241,895	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.00% (c) (d)	$241,895
	(Cost $241,895)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.5%
$1,819,923	BNP Paribas S.A., 2.35% (c), dated 9/30/19, due 10/1/19, with a maturity value of $1,820,042. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 5/15/28. The value of the collateral including accrued interest is $1,861,452. (d)	1,819,923
	(Cost $1,819,923)
	Total Investments – 101.1%	127,122,159
	(Cost $132,002,566) (e)
	Net Other Assets and Liabilities – (1.1)%	(1,351,748)
	Net Assets – 100.0%	$125,770,411

(a)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2019.
(d)	This security serves as collateral for securities lending. The borrower provided the collateral in advance of the securities being loaned on October 1, 2019.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,479,959 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,360,366. The net unrealized depreciation was $4,880,407.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 125,060,341	$ 125,060,341	$ —	$ —
Money Market Funds	241,895	241,895	—	—
Repurchase Agreements	1,819,923	—	1,819,923	—
Total Investments	$ 127,122,159	$ 125,302,236	$ 1,819,923	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Germany	93.4%
Luxembourg	6.0
United States	1.7
Total Investments	101.1
Net Other Assets and Liabilities	(1.1)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Canada AlphaDEX® Fund (FCAN)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.5%
	Aerospace & Defense – 3.2%
5,840	CAE, Inc.	$148,375
	Airlines – 4.6%
6,476	Air Canada (a)	211,215
	Auto Components – 3.6%
3,156	Magna International, Inc.	168,228
	Capital Markets – 4.6%
2,462	Brookfield Asset Management, Inc., Class A	130,733
2,409	CI Financial Corp.	35,148
564	TMX Group Ltd.	48,676
		214,557
	Chemicals – 1.3%
1,729	Methanex Corp.	61,351
	Diversified Financial Services – 6.2%
10,754	Element Fleet Management Corp.	86,042
3,254	Onex Corp.	201,721
		287,763
	Electric Utilities – 0.9%
961	Emera, Inc.	42,187
	Food & Staples Retailing – 6.8%
6,238	Alimentation Couche-Tard, Inc., Class B	191,163
4,676	Empire Co., Ltd., Class A	126,602
		317,765
	Gas Utilities – 1.6%
5,190	AltaGas Ltd.	76,194
	Insurance – 5.5%
964	iA Financial Corp., Inc.	43,869
1,699	Intact Financial Corp.	170,996
2,160	Manulife Financial Corp.	39,618
		254,483
	IT Services – 5.2%
511	CGI, Inc. (a)	40,406
653	Shopify, Inc., Class A (a)	203,217
		243,623
	Leisure Products – 2.8%
3,295	BRP, Inc.	128,209
	Media – 3.8%
2,183	Cogeco Communications, Inc.	175,929
	Metals & Mining – 11.0%
12,397	First Quantum Minerals Ltd.	104,147
4,556	Kirkland Lake Gold Ltd.	204,097
14,259	Lundin Mining Corp.	67,052
Shares	Description	Value

	Metals & Mining (Continued)
8,505	Teck Resources Ltd., Class B	$137,893
		513,189
	Multi-Utilities – 1.8%
2,329	Atco Ltd., Class I	85,225
	Oil, Gas & Consumable Fuels – 20.7%
4,367	Canadian Natural Resources Ltd.	116,192
30,598	Encana Corp.	140,189
20,711	Husky Energy, Inc.	145,697
4,253	Imperial Oil Ltd.	110,751
4,949	Parkland Fuel Corp.	158,722
2,517	Suncor Energy, Inc.	79,394
12,327	Tourmaline Oil Corp.	121,981
5,421	Vermilion Energy, Inc. (b)	90,306
		963,232
	Real Estate Management & Development – 2.7%
1,224	FirstService Corp.	125,490
	Road & Rail – 1.6%
333	Canadian Pacific Railway Ltd.	74,002
	Software – 1.8%
83	Constellation Software, Inc.	82,893
	Textiles, Apparel & Luxury Goods – 0.8%
1,014	Gildan Activewear, Inc.	35,988
	Total Common Stocks	4,209,898
	(Cost $4,416,248)
REAL ESTATE INVESTMENT TRUSTS – 9.3%
	Equity Real Estate Investment Trusts – 9.3%
4,341	Allied Properties Real Estate Investment Trust	175,527
5,315	Canadian Apartment Properties REIT	218,522
1,978	RioCan Real Estate Investment Trust	39,385
	Total Real Estate Investment Trusts	433,434
	(Cost $392,631)
MONEY MARKET FUNDS – 0.2%
8,353	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.00% (c) (d)	8,353
	(Cost $8,353)

First Trust Canada AlphaDEX® Fund (FCAN)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.3%
$62,847	BNP Paribas S.A., 2.35% (c), dated 9/30/19, due 10/1/19, with a maturity value of $62,851. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 5/15/28. The value of the collateral including accrued interest is $64,281. (d)	$62,847
	(Cost $62,847)
	Total Investments – 101.3%	4,714,532
	(Cost $4,880,079) (e)
	Net Other Assets and Liabilities – (1.3)%	(60,299)
	Net Assets – 100.0%	$4,654,233

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $66,634 and the total value of the collateral held by the Fund is $71,200.
(c)	Rate shown reflects yield as of September 30, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $369,307 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $534,854. The net unrealized depreciation was $165,547.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,209,898	$ 4,209,898	$ —	$ —
Real Estate Investment Trusts*	433,434	433,434	—	—
Money Market Funds	8,353	8,353	—	—
Repurchase Agreements	62,847	—	62,847	—
Total Investments	$ 4,714,532	$ 4,651,685	$ 62,847	$—

*	See Portfolio of Investments for industry breakout.
Country Allocation†	% of Net Assets
Canada	99.8%
United States	1.5
Total Investments	101.3
Net Other Assets and Liabilities	(1.3)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Australia AlphaDEX® Fund (FAUS)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 85.8%
	Airlines – 1.9%
7,001	Qantas Airways Ltd.	$29,722
	Capital Markets – 5.0%
230	ASX Ltd.	12,585
1,853	Magellan Financial Group Ltd.	64,335
		76,920
	Chemicals – 3.6%
5,544	Incitec Pivot Ltd.	12,685
2,798	Orica Ltd.	42,567
		55,252
	Commercial Services & Supplies – 3.6%
4,403	Brambles Ltd.	33,879
16,227	Cleanaway Waste Management Ltd.	21,357
		55,236
	Construction Materials – 1.6%
7,384	Boral Ltd.	24,072
	Diversified Consumer Services – 2.9%
4,282	IDP Education Ltd.	44,999
	Diversified Telecommunication Services – 3.7%
24,551	Telstra Corp., Ltd.	58,163
	Health Care Providers & Services – 3.8%
1,047	Ramsay Health Care Ltd.	45,842
698	Sonic Healthcare Ltd.	13,215
		59,057
	Hotels, Restaurants & Leisure – 1.6%
1,231	Aristocrat Leisure Ltd.	25,424
	Insurance – 4.0%
27,083	Medibank Pvt Ltd.	62,151
	IT Services – 5.5%
3,016	Afterpay Touch Group Ltd. (a)	73,019
1,166	Computershare Ltd.	12,710
		85,729
	Metals & Mining – 25.6%
32,453	Alumina Ltd.	51,913
459	BHP Group Ltd.	11,376
7,844	BlueScope Steel Ltd.	63,584
10,479	Fortescue Metals Group Ltd.	62,241
3,510	Iluka Resources Ltd.	18,929
2,367	Newcrest Mining Ltd.	55,517
4,868	Northern Star Resources Ltd.	36,274
729	Rio Tinto Ltd.	45,597
Shares	Description	Value

	Metals & Mining (Continued)
29,723	South32 Ltd.	$52,561
		397,992
	Multiline Retail – 3.6%
13,934	Harvey Norman Holdings Ltd.	42,604
523	Wesfarmers Ltd.	14,049
		56,653
	Oil, Gas & Consumable Fuels – 15.4%
38,094	Beach Energy Ltd.	65,050
2,291	Caltex Australia Ltd.	40,699
2,674	Oil Search Ltd.	13,211
12,930	Origin Energy Ltd.	69,555
5,340	Santos Ltd.	27,861
1,040	Woodside Petroleum Ltd.	22,729
		239,105
	Road & Rail – 0.9%
3,501	Aurizon Holdings Ltd.	13,942
	Software – 3.1%
2,047	WiseTech Global Ltd.	47,984
	Total Common Stocks	1,332,401
	(Cost $1,335,305)
REAL ESTATE INVESTMENT TRUSTS – 13.7%
	Equity Real Estate Investment Trusts – 13.7%
4,369	Dexus	35,180
2,516	Goodman Group	24,080
15,369	GPT (The) Group	63,900
18,119	Mirvac Group	37,422
19,692	Scentre Group	52,234
	Total Real Estate Investment Trusts	212,816
	(Cost $200,392)
	Total Investments – 99.5%	1,545,217
	(Cost $1,535,697) (b)
	Net Other Assets and Liabilities – 0.5%	7,457
	Net Assets – 100.0%	$1,552,674

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $120,445 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $110,925. The net unrealized appreciation was $9,520.

First Trust Australia AlphaDEX® Fund (FAUS)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,332,401	$ 1,332,401	$ —	$ —
Real Estate Investment Trusts*	212,816	212,816	—	—
Total Investments	$ 1,545,217	$ 1,545,217	$—	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Australia	98.7%
Papua New Guinea	0.8
Total Investments	99.5
Net Other Assets and Liabilities	0.5
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 93.6%
	Airlines – 2.6%
6,706	easyJet PLC	$94,821
22,891	International Consolidated Airlines Group S.A.	133,692
		228,513
	Banks – 3.4%
42,670	Barclays PLC	78,907
112,952	Lloyds Banking Group PLC	75,162
17,900	Standard Chartered PLC	150,585
		304,654
	Beverages – 1.2%
3,226	Coca-Cola HBC AG	105,391
	Biotechnology – 0.7%
4,336	Abcam PLC	61,044
	Capital Markets – 7.4%
14,351	3i Group PLC	205,832
18,818	Ashmore Group PLC	117,077
2,062	Burford Capital Ltd.	20,891
4,629	Intermediate Capital Group PLC	82,813
1,748	London Stock Exchange Group PLC	157,067
2,096	Schroders PLC	79,247
		662,927
	Commercial Services & Supplies – 4.9%
10,770	HomeServe PLC	157,053
46,931	IWG PLC	235,952
8,040	Rentokil Initial PLC	46,245
		439,250
	Containers & Packaging – 0.4%
8,816	DS Smith PLC	39,066
	Diversified Telecommunication Services – 1.2%
48,803	BT Group PLC	107,158
	Electric Utilities – 1.0%
5,697	SSE PLC	87,244
	Electrical Equipment – 0.5%
17,672	Melrose Industries PLC	43,805
	Electronic Equipment, Instruments & Components – 5.0%
15,152	Electrocomponents PLC	119,941
7,911	Halma PLC	191,718
4,442	Spectris PLC	133,483
		445,142
	Entertainment – 1.2%
37,837	Cineworld Group PLC	106,071
Shares	Description	Value

	Food & Staples Retailing – 3.3%
65,241	J Sainsbury PLC	$176,317
47,606	Wm Morrison Supermarkets PLC	117,244
		293,561
	Health Care Equipment & Supplies – 0.5%
1,874	Smith & Nephew PLC	45,139
	Hotels, Restaurants & Leisure – 5.5%
3,675	Carnival PLC	152,277
5,081	Compass Group PLC	130,757
539	Flutter Entertainment PLC	50,433
2,472	InterContinental Hotels Group PLC	154,252
		487,719
	Household Durables – 11.8%
27,908	Barratt Developments PLC	222,356
5,738	Bellway PLC	236,066
4,283	Berkeley Group Holdings PLC	220,073
8,002	Persimmon PLC	213,503
81,039	Taylor Wimpey PLC	160,921
		1,052,919
	Industrial Conglomerates – 0.4%
455	DCC PLC	39,698
	Insurance – 0.8%
9,632	Direct Line Insurance Group PLC	35,553
1,862	Prudential PLC	33,769
		69,322
	Interactive Media & Services – 0.8%
11,668	Auto Trader Group PLC (a)	73,167
	Internet & Direct Marketing Retail – 2.2%
60,387	boohoo Group PLC (b)	196,982
	Machinery – 2.8%
20,189	Rotork PLC	77,325
1,740	Spirax-Sarco Engineering PLC	167,837
		245,162
	Media – 4.0%
59,185	ITV PLC	91,619
15,602	Pearson PLC	141,574
9,683	WPP PLC	121,200
		354,393
	Metals & Mining – 8.9%
5,696	Anglo American PLC	131,050
1,586	BHP Group PLC	33,783

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
24,023	Evraz PLC	$138,117
46,768	Glencore PLC	140,740
15,879	KAZ Minerals PLC	84,598
6,412	Polymetal International PLC	89,876
3,314	Rio Tinto PLC	171,505
		789,669
	Multiline Retail – 0.5%
578	Next PLC	43,963
	Multi-Utilities – 0.4%
36,409	Centrica PLC	33,011
	Oil, Gas & Consumable Fuels – 3.8%
17,477	BP PLC	110,839
4,953	Royal Dutch Shell PLC, Class B	145,916
30,511	Tullow Oil PLC	80,244
		336,999
	Paper & Forest Products – 1.1%
5,356	Mondi PLC	102,602
	Professional Services – 2.8%
4,022	Experian PLC	128,527
5,021	RELX PLC	119,304
		247,831
	Software – 4.7%
21,307	Avast PLC (a)	101,648
3,953	AVEVA Group PLC	179,835
15,932	Sage Group (The) PLC	135,440
		416,923
	Specialty Retail – 3.7%
27,251	JD Sports Fashion PLC	251,768
29,744	Kingfisher PLC	75,630
		327,398
	Tobacco – 1.0%
2,325	British American Tobacco PLC	85,976
	Trading Companies & Distributors – 4.1%
7,090	Ashtead Group PLC	197,364
2,283	Ferguson PLC	166,852
		364,216
	Water Utilities – 0.5%
4,083	United Utilities Group PLC	41,457
	Wireless Telecommunication Services – 0.5%
24,714	Vodafone Group PLC	49,227
	Total Common Stocks	8,327,599
	(Cost $8,422,771)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 6.1%
	Equity Real Estate Investment Trusts – 6.1%
1,026	Derwent London PLC	$42,513
21,884	Segro PLC	218,166
82,851	Tritax Big Box REIT PLC	152,397
9,839	Unite Group (The) PLC	132,105
	Total Real Estate Investment Trusts	545,181
	(Cost $471,871)
	Total Investments – 99.7%	8,872,780
	(Cost $8,894,642) (c)
	Net Other Assets and Liabilities – 0.3%	31,046
	Net Assets – 100.0%	$8,903,826

(a)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $648,724 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $670,586. The net unrealized depreciation was $21,862.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,327,599	$ 8,327,599	$ —	$ —
Real Estate Investment Trusts*	545,181	545,181	—	—
Total Investments	$ 8,872,780	$ 8,872,780	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Country Allocation†	% of Net Assets
United Kingdom	83.6%
Jersey	12.1
Spain	1.5
Switzerland	1.2
Ireland	1.0
Guernsey	0.3
Total Investments	99.7
Net Other Assets and Liabilities	0.3
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Automobiles – 11.6%
1,633	Bajaj Auto Ltd.	$67,787
268	Eicher Motors Ltd.	67,181
1,671	Hero MotoCorp Ltd.	63,775
8,407	Mahindra & Mahindra Ltd.	64,907
726	Maruti Suzuki India Ltd.	68,798
35,894	Tata Motors Ltd. (a)	59,487
		391,935
	Banks – 13.5%
7,030	Axis Bank Ltd.	67,950
3,987	HDFC Bank Ltd.	69,055
11,456	ICICI Bank Ltd.	70,108
3,369	IndusInd Bank Ltd.	65,772
3,108	Kotak Mahindra Bank Ltd.	72,118
15,853	State Bank of India (a)	60,577
86,179	Yes Bank Ltd.	50,344
		455,924
	Chemicals – 4.2%
2,862	Asian Paints Ltd.	71,164
8,509	UPL Ltd.	72,514
		143,678
	Construction & Engineering – 2.1%
3,389	Larsen & Toubro Ltd.	70,500
	Construction Materials – 4.0%
6,369	Grasim Industries Ltd.	65,614
1,120	UltraTech Cement Ltd.	68,609
		134,223
	Consumer Finance – 2.2%
1,292	Bajaj Finance Ltd.	73,763
	Diversified Telecommunication Services – 2.0%
18,457	Bharti Infratel Ltd.	67,011
	Electric Utilities – 2.0%
24,378	Power Grid Corp. of India Ltd.	68,471
	Food Products – 4.1%
1,669	Britannia Industries Ltd.	69,336
355	Nestle India Ltd.	69,577
		138,913
	Gas Utilities – 2.0%
35,508	GAIL India Ltd.	67,390
	Household Products – 2.0%
2,428	Hindustan Unilever Ltd.	67,903
	Independent Power and Renewable Electricity Producers – 1.9%
39,907	NTPC Ltd.	66,166
	Insurance – 2.2%
622	Bajaj Finserv Ltd.	74,717
	IT Services – 10.0%
4,559	HCL Technologies Ltd.	69,515
5,942	Infosys Ltd.	67,550

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
2,315	Tata Consultancy Services Ltd.	$68,576
6,824	Tech Mahindra Ltd.	68,799
19,447	Wipro Ltd.	65,803
		340,243
	Media – 1.8%
15,869	Zee Entertainment Enterprises Ltd.	59,451
	Metals & Mining – 7.7%
23,660	Hindalco Industries Ltd.	63,884
20,088	JSW Steel Ltd	65,180
12,977	Tata Steel Ltd.	66,012
30,091	Vedanta Ltd.	65,452
		260,528
	Oil, Gas & Consumable Fuels – 10.6%
11,843	Bharat Petroleum Corp., Ltd.	78,559
23,909	Coal India Ltd.	67,423
36,084	Indian Oil Corp., Ltd.	75,051
35,800	Oil & Natural Gas Corp., Ltd.	66,580
3,813	Reliance Industries Ltd.	71,680
		359,293
	Pharmaceuticals – 5.6%
10,324	Cipla Ltd.	61,986
1,686	Dr Reddy’s Laboratories Ltd.	64,287
11,561	Sun Pharmaceutical Industries Ltd.	63,532
		189,805
	Textiles, Apparel & Luxury Goods – 2.0%
3,785	Titan Co., Ltd.	67,992
	Thrifts & Mortgage Finance – 1.9%
2,333	Housing Development Finance Corp., Ltd.	65,084
	Tobacco – 2.2%
20,093	ITC Ltd.	73,674
	Transportation Infrastructure – 2.2%
12,564	Adani Ports & Special Economic Zone Ltd.	73,387
	Wireless Telecommunication Services – 2.0%
13,420	Bharti Airtel Ltd.	69,506
	Total Common Stocks	3,379,557
	(Cost $3,754,179)

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES – 0.0%
	Food Products – 0.0%
54,300	Britannia Industries Ltd. (INR) (b)	8.00%	08/28/22	$761
	(Cost $756)

Total Investments – 99.8%	3,380,318
(Cost $3,754,935) (c)
Net Other Assets and Liabilities – 0.2%	5,256
Net Assets – 100.0%	$3,385,574

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $279,465 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $654,082. The net unrealized depreciation was $374,617.

INR	Indian Rupee

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,379,557	$ 3,379,557	$ —	$ —
Corporate Bonds and Notes*	761	—	761	—
Total Investments	$ 3,380,318	$ 3,379,557	$ 761	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
India	99.8%
Total Investments	99.8
Net Other Assets and Liabilities	0.2
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.5%
	Air Freight & Logistics – 4.3%
84,500	Kerry Logistics Network Ltd.	$135,196
	Auto Components – 2.9%
84,201	Xinyi Glass Holdings Ltd.	92,713
	Banks – 1.6%
2,400	Hang Seng Bank Ltd.	51,750
	Capital Markets – 1.6%
16,000	China Ding Yi Feng Holdings Ltd. (a) (b)	1,021
1,700	Hong Kong Exchanges & Clearing Ltd.	49,887
		50,908
	Diversified Consumer Services – 2.6%
57,000	China Education Group Holdings Ltd.	83,780
	Electric Utilities – 0.7%
3,500	CK Infrastructure Holdings Ltd.	23,556
	Electronic Equipment, Instruments & Components – 7.2%
53,367	Kingboard Holdings Ltd.	141,287
97,000	Kingboard Laminates Holdings Ltd.	87,499
		228,786
	Food Products – 6.4%
24,000	Vitasoy International Holdings Ltd.	97,222
117,228	WH Group Ltd. (c)	104,998
		202,220
	Gas Utilities – 5.2%
16,067	China Gas Holdings Ltd.	62,114
53,500	Hong Kong & China Gas Co., Ltd.	104,301
		166,415
	Hotels, Restaurants & Leisure – 4.3%
72,000	NagaCorp Ltd.	112,625
26,000	SJM Holdings Ltd.	24,714
		137,339
	Industrial Conglomerates – 3.1%
6,005	CK Hutchison Holdings Ltd.	53,019
29,381	NWS Holdings Ltd.	45,509
		98,528
	Insurance – 4.1%
13,800	AIA Group Ltd.	130,381
Shares	Description	Value

	Machinery – 4.2%
19,167	Techtronic Industries Co., Ltd.	$133,401
	Paper & Forest Products – 8.0%
212,301	Lee & Man Paper Manufacturing Ltd.	114,849
167,501	Nine Dragons Paper Holdings Ltd.	141,050
		255,899
	Pharmaceuticals – 3.5%
87,000	Sino Biopharmaceutical Ltd.	110,558
	Real Estate Management & Development – 30.5%
15,383	CK Asset Holdings Ltd.	104,219
32,500	Hang Lung Group Ltd.	80,942
12,300	Hang Lung Properties Ltd.	27,934
21,844	Henderson Land Development Co., Ltd.	101,727
23,000	Hysan Development Co., Ltd.	92,731
21,442	Kerry Properties Ltd.	66,068
76,000	New World Development Co., Ltd.	98,713
48,934	Shimao Property Holdings Ltd.	142,974
18,478	Sino Land Co., Ltd.	27,772
1,601	Sun Hung Kai Properties Ltd.	23,042
9,817	Swire Pacific Ltd., Class A	91,373
10,899	Wharf Holdings (The) Ltd.	23,779
8,000	Wharf Real Estate Investment Co., Ltd.	43,686
8,027	Wheelock & Co., Ltd.	45,729
		970,689
	Road & Rail – 2.3%
13,000	MTR Corp., Ltd.	72,981
	Semiconductors & Semiconductor Equipment – 1.1%
2,900	ASM Pacific Technology Ltd.	35,410
	Textiles, Apparel & Luxury Goods – 0.9%
10,635	Yue Yuen Industrial Holdings Ltd.	29,105
	Total Common Stocks	3,009,615
	(Cost $3,125,122)
REAL ESTATE INVESTMENT TRUSTS – 5.3%
	Equity Real Estate Investment Trusts – 5.3%
178,040	Champion REIT	115,169

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
4,894	Link REIT	$53,981
	Total Real Estate Investment Trusts	169,150
	(Cost $139,503)
	Total Investments – 99.8%	3,178,765
	(Cost $3,264,625) (d)
	Net Other Assets and Liabilities – 0.2%	7,725
	Net Assets – 100.0%	$3,186,490

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At September 30, 2019, securities noted as such are valued at $1,021 or 0.0% of net assets.
(b)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $269,956 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $355,816. The net unrealized depreciation was $85,860.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Capital Markets	$ 50,908	$ 49,887	$ —	$ 1,021
Other industry categories*	2,958,707	2,958,707	—	—
Real Estate Investment Trusts*	169,150	169,150	—	—
Total Investments	$ 3,178,765	$ 3,177,744	$—	$ 1,021

*	See Portfolio of Investments for industry breakout.
Level 3 Common Stocks that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 Common Stocks values are based on unobservable inputs.
Country Allocation†	% of Net Assets
Hong Kong	45.4%
Cayman Islands	38.6
Bermuda	15.8
Total Investments	99.8
Net Other Assets and Liabilities	0.2
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.0%
	Building Products – 3.8%
910	Belimo Holding AG	$5,005,661
	Capital Markets – 10.0%
279,854	Credit Suisse Group AG	3,430,703
50,248	Julius Baer Group Ltd.	2,226,308
1,424	Partners Group Holding AG	1,092,630
376,516	UBS Group AG	4,274,261
40,217	Vontobel Holding AG	2,177,976
		13,201,878
	Chemicals – 10.2%
165,064	Clariant AG	3,213,460
3,454	EMS-Chemie Holding AG	2,150,855
1,189	Givaudan S.A.	3,316,643
32,770	Sika AG	4,793,768
		13,474,726
	Construction Materials – 4.3%
114,527	LafargeHolcim Ltd.	5,636,558
	Diversified Telecommunication Services – 6.1%
59,953	Sunrise Communications Group AG (a)	4,664,446
6,684	Swisscom AG	3,296,962
		7,961,408
	Electric Utilities – 4.7%
83,734	BKW AG	6,216,812
	Food Products – 5.9%
1,673	Barry Callebaut AG	3,449,761
2,392	Emmi AG	1,950,892
21,609	Nestle S.A.	2,344,394
		7,745,047
	Health Care Equipment & Supplies – 5.0%
14,769	Sonova Holding AG	3,433,103
3,803	Straumann Holding AG	3,108,549
		6,541,652
	Household Durables – 2.9%
2,533	Forbo Holding AG	3,761,241
	Insurance – 6.8%
6,319	Baloise Holding AG	1,132,045
8,914	Helvetia Holding AG	1,229,856
11,285	Swiss Life Holding AG	5,394,593
3,212	Zurich Insurance Group AG	1,229,381
		8,985,875
	Life Sciences Tools & Services – 5.0%
13,259	Lonza Group AG	4,482,327
8,625	Tecan Group AG	2,060,218
		6,542,545
Shares	Description	Value

	Machinery – 13.7%
3,246	Bucher Industries AG	$1,014,080
4,681	Georg Fischer AG	4,054,631
366,408	OC Oerlikon Corp. AG	3,674,910
65,698	SFS Group AG	5,239,778
40,933	Sulzer AG	4,025,424
		18,008,823
	Pharmaceuticals – 3.4%
24,482	Novartis AG	2,122,812
3,976	Roche Holding AG	1,157,085
7,741	Vifor Pharma AG	1,236,714
		4,516,611
	Real Estate Management & Development – 2.8%
19,139	PSP Swiss Property AG	2,429,649
12,808	Swiss Prime Site AG	1,253,145
		3,682,794
	Software – 4.0%
31,260	Temenos AG	5,230,620
	Specialty Retail – 2.5%
39,619	Dufry AG	3,313,856
	Textiles, Apparel & Luxury Goods – 6.9%
52,723	Cie Financiere Richemont S.A.	3,867,921
19,533	Swatch Group (The) AG	5,184,401
		9,052,322
	Total Investments – 98.0%	128,878,429
	(Cost $128,542,833) (b)
	Net Other Assets and Liabilities – 2.0%	2,616,193
	Net Assets – 100.0%	$131,494,622

(a)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,714,079 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,378,483. The net unrealized appreciation was $335,596.

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 128,878,429	$ 128,878,429	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Switzerland	98.0%
Total Investments	98.0
Net Other Assets and Liabilities	2.0
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 95.1%
	Australia – 5.8%
1,346	Altium Ltd.	$30,298
2,440	Appen Ltd.	34,848
33,357	Ausdrill Ltd.	50,207
9,940	Bravura Solutions Ltd.	27,775
2,004	Breville Group Ltd.	21,777
7,489	Collins Foods Ltd.	50,598
28,921	Galaxy Resources Ltd. (b)	21,375
3,732	IDP Education Ltd.	39,219
2,224	Independence Group NL	9,667
6,179	IPH Ltd.	36,325
2,507	Monadelphous Group Ltd.	26,651
7,482	Nanosonics Ltd. (b)	31,865
19,349	nearmap Ltd. (b)	33,694
4,721	Sandfire Resources NL	20,903
88,770	Seven West Media Ltd. (b)	23,367
2,031	Sims Metal Management Ltd.	14,257
3,430	Steadfast Group Ltd.	8,218
2,719	Technology One Ltd.	13,177
10,740	Whitehaven Coal Ltd.	22,544
		516,765
	Austria – 0.3%
1,799	AT&S Austria Technologie & Systemtechnik AG	30,903
	Belgium – 0.1%
3,786	Econocom Group S.A./N.V.	9,483
	Bermuda – 2.5%
22,000	First Pacific Co., Ltd.	8,421
3,622	Frontline Ltd. (b)	32,945
4,848	Golden Ocean Group Ltd.	28,110
9,336	Gulf Keystone Petroleum Ltd.	26,287
48,000	Huabao International Holdings Ltd.	17,577
13,500	Johnson Electric Holdings Ltd.	24,183
62,733	K Wah International Holdings Ltd.	33,137
22,000	Kerry Logistics Network Ltd.	35,199
6,858	Shanghai Industrial Urban Development Group Ltd.	866
68,000	Skyworth Group Ltd.	17,525
		224,250
	Canada – 11.3%
332	Ag Growth International, Inc.	11,156
3,044	Alamos Gold, Inc.	17,692
1,125	ARC Resources Ltd.	5,358
1,270	Badger Daylighting Ltd.	39,005
11,595	Birchcliff Energy Ltd.	18,729
300	Boyd Group Income Fund	39,756
3,766	Canfor Corp. (b)	44,145
2,772	Canfor Pulp Products, Inc.	20,316
989	Capital Power Corp.	22,903
2,475	Cascades, Inc.	21,633
4,416	Centerra Gold, Inc. (b)	37,532
Shares	Description	Value

	Canada (Continued)
425	Descartes Systems Group (The), Inc. (b)	$17,156
6,989	Dundee Precious Metals, Inc. (b)	23,528
11,916	ECN Capital Corp.	41,104
6,690	Eldorado Gold Corp. (b)	51,809
2,162	Enerflex Ltd.	18,963
3,686	Enerplus Corp.	27,460
5,787	Ensign Energy Services, Inc.	13,366
936	Exchange Income Corp.	29,263
515	Genworth MI Canada, Inc.	20,447
2,246	Gibson Energy, Inc.	38,568
205	Great Canadian Gaming Corp. (b)	6,397
1,310	Home Capital Group, Inc. (b)	25,481
4,322	Hudbay Minerals, Inc.	15,594
2,633	Interfor Corp. (b)	27,824
1,077	Linamar Corp.	35,013
4,264	Martinrea International, Inc.	36,755
279	Norbord, Inc.	6,688
12,000	NuVista Energy Ltd. (b)	22,463
2,750	Osisko Gold Royalties Ltd.	25,552
1,480	Parex Resources, Inc. (b)	22,677
4,429	Peyto Exploration & Development Corp.	11,166
1,316	Russel Metals, Inc.	21,029
6,308	Secure Energy Services, Inc.	26,663
2,782	SEMAFO, Inc. (b)	8,924
5,347	Seven Generations Energy Ltd., Class A (b)	33,983
3,068	Torex Gold Resources, Inc. (b)	38,024
2,102	TransAlta Corp.	13,676
2,467	Transcontinental, Inc., Class A	28,825
4,483	Tricon Capital Group, Inc.	34,379
		1,001,002
	Cayman Islands – 0.7%
100,000	Comba Telecom Systems Holdings Ltd.	23,221
290,000	Fullshare Holdings Ltd. (b)	9,435
48,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,084
70,000	NOVA Group Holdings Ltd.	18,488
		59,228
	Finland – 0.3%
780	Cramo Oyj	8,348
853	Finnair OYJ	5,964
4,249	Outokumpu OYJ	11,194
		25,506
	France – 1.1%
3,799	Derichebourg S.A.	13,267
312	Interparfums S.A.	13,364
645	Quadient SAS	13,357
377	SOITEC (b)	37,270
437	SPIE S.A.	8,750

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	France (Continued)
99	Trigano S.A.	$7,958
		93,966
	Germany – 3.0%
2,310	ADVA Optical Networking SE (b)	16,064
176	AURELIUS Equity Opportunities SE & Co., KGaA	7,263
514	CANCOM SE	27,732
4,611	Deutz AG	26,737
446	Eckert & Ziegler Strahlen- und Medizintechnik AG	75,737
414	Jenoptik AG	10,261
2,099	Kloeckner & Co., SE	12,732
1,187	Leoni AG (b)	14,975
45	New Work SE	12,262
1,887	Nordex SE (b)	20,567
345	PATRIZIA AG	6,411
50	Pfeiffer Vacuum Technology AG	6,790
1,067	Salzgitter AG	17,910
175	Siltronic AG	13,295
		268,736
	Greece – 0.4%
3,231	FF Group (b) (c) (d) (e)	8,452
2,291	Mytilineos S.A.	23,909
		32,361
	Hong Kong – 0.1%
6,858	Shanghai Industrial Holdings Ltd.	12,775
	Ireland – 0.7%
8,599	C&C Group PLC	39,036
2,197	Grafton Group PLC	20,530
		59,566
	Israel – 1.4%
532	Airport City Ltd. (b)	10,330
179	Delek Group Ltd.	20,890
68	Israel (The) Corp., Ltd. (b)	15,287
614	Matrix IT Ltd.	10,448
15,795	Oil Refineries Ltd. (b)	8,329
9,695	Shikun & Binui Ltd.	36,925
942	Tower Semiconductor Ltd. (b)	18,560
		120,769
	Italy – 2.0%
1,418	ASTM S.p.A.	45,347
5,526	Banca Monte dei Paschi di Siena S.p.A. (b)	9,203
1,878	BPER Banca	7,258
7,299	Cairo Communication S.p.A.	18,696
10,633	Falck Renewables S.p.A.	45,013
9,052	Juventus Football Club S.p.A. (b)	13,221
Shares	Description	Value

	Italy (Continued)
120	Reply S.p.A.	$7,043
4,040	Societa Cattolica di Assicurazioni SC	34,369
		180,150
	Japan – 37.0%
1,400	Adastria Co., Ltd.	31,451
500	ADEKA Corp.	6,197
500	Akatsuki, Inc.	30,890
4,100	AnGes, Inc. (b)	25,444
800	Anritsu Corp.	15,678
1,100	Argo Graphics, Inc.	26,461
500	BayCurrent Consulting, Inc.	21,988
2,800	Citizen Watch Co., Ltd.	13,673
1,200	Cosmo Energy Holdings Co., Ltd.	24,694
4,500	Cybozu, Inc.	42,201
600	Daido Steel Co., Ltd.	23,501
3,400	Daikyonishikawa Corp.	24,936
500	Daishi Hokuetsu Financial Group, Inc.	12,569
700	Daiwabo Holdings Co., Ltd.	29,003
1,200	Descente Ltd.	15,848
300	Digital Arts, Inc.	19,810
2,800	Eagle Industry Co., Ltd.	25,533
900	EDION Corp.	8,682
2,400	Enigmo, Inc. (b)	21,575
4,100	eRex Co., Ltd.	48,309
1,800	Exedy Corp.	35,109
1,100	FCC Co., Ltd.	21,161
2,300	Fuji Corp.	34,141
300	Funai Soken Holdings, Inc.	6,820
500	Fuso Chemical Co., Ltd.	11,094
1,600	Futaba Industrial Co., Ltd.	11,113
900	Future Corp.	15,657
300	Gakken Holdings Co., Ltd.	14,844
2,200	Geo Holdings Corp.	26,105
2,800	G-Tekt Corp.	43,427
400	Hamakyorex Co., Ltd.	12,837
700	Hioki EE Corp.	23,598
400	HIS Co., Ltd.	9,926
1,300	Hokuetsu Corp.	6,492
4,600	Hosiden Corp.	47,053
4,300	Ichikoh Industries Ltd.	32,054
200	Information Services International-Dentsu Ltd.	6,243
2,200	Japan Aviation Electronics Industry Ltd.	31,151
1,500	Japan Elevator Service Holdings Co., Ltd.	38,927
1,100	Japan Petroleum Exploration Co., Ltd.	27,865
300	Justsystems Corp.	11,348
900	Kanamoto Co., Ltd.	22,332
500	Kato Sangyo Co., Ltd.	15,491
2,400	Keihin Corp.	35,181

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
800	Kobe Bussan Co., Ltd.	$38,770
3,100	Kobe Steel Ltd.	16,514
600	Kohnan Shoji Co., Ltd.	13,240
7,200	Kojima Co., Ltd.	32,496
500	Krosaki Harima Corp.	26,127
1,700	K’s Holdings Corp.	18,490
3,300	Kumiai Chemical Industry Co., Ltd.	28,414
300	Kureha Corp.	17,840
1,100	Kyoei Steel Ltd.	20,581
300	Kyoritsu Maintenance Co., Ltd.	12,832
700	Lasertec Corp.	43,764
3,000	LIXIL VIVA Corp.	45,059
200	Mabuchi Motor Co., Ltd.	7,445
900	Makino Milling Machine Co., Ltd.	39,121
200	Maruwa Co., Ltd.	12,818
400	Maruwa Unyu Kikan Co., Ltd.	9,918
600	Meidensha Corp.	10,283
400	Melco Holdings, Inc.	9,974
1,700	Mimasu Semiconductor Industry Co., Ltd.	27,263
600	Mitsubishi Logistics Corp.	15,243
1,300	Mixi, Inc.	27,329
200	Mochida Pharmaceutical Co., Ltd.	7,639
800	Modec, Inc.	19,452
1,700	Musashi Seimitsu Industry Co., Ltd.	21,556
900	NET One Systems Co., Ltd.	24,247
3,600	Nextage Co., Ltd.	38,489
900	NHK Spring Co., Ltd.	6,859
400	Nichias Corp.	7,073
2,600	NichiiGakkan Co., Ltd.	42,562
2,600	Nikkiso Co., Ltd.	27,701
400	Nippo Corp.	7,395
500	Nippon Carbon Co., Ltd.	17,642
10,600	Nippon Light Metal Holdings Co., Ltd.	19,019
1,100	Nippon Paper Industries Co., Ltd.	17,895
200	Nippon Shokubai Co., Ltd.	11,357
200	Nippon Steel Trading Corp.	7,815
5,100	Nippon Suisan Kaisha Ltd.	28,819
300	Nishimatsu Construction Co., Ltd.	5,577
800	Nishio Rent All Co., Ltd.	20,524
700	Nissha Co., Ltd.	6,934
1,200	Nitto Kogyo Corp.	22,707
900	Nojima Corp.	15,083
1,500	NOK Corp.	22,224
1,600	Nomura Co., Ltd.	20,125
800	Noritake Co., Ltd.	29,410
1,100	NS United Kaiun Kaisha Ltd.	22,829
2,600	NTN Corp.	7,454
Shares	Description	Value

	Japan (Continued)
300	Open Door, Inc. (b)	$6,035
1,100	Pacific Industrial Co., Ltd.	16,064
1,200	Piolax, Inc.	20,532
4,400	Press Kogyo Co., Ltd.	18,312
3,100	Pressance Corp.	49,944
4,100	Rengo Co., Ltd.	29,501
1,700	Riso Kyoiku Co., Ltd.	6,902
500	RPA Holdings, Inc. (b)	7,847
1,000	Ryobi Ltd.	16,712
200	Sakai Moving Service Co., Ltd.	11,468
1,100	SAMTY Co., Ltd.	19,167
1,900	San-Ai Oil Co., Ltd.	18,644
700	Sanki Engineering Co., Ltd.	8,287
1,100	Sankyo Tateyama, Inc.	12,717
300	Sanyo Chemical Industries Ltd.	12,902
900	Sanyo Denki Co., Ltd.	39,288
1,500	Sanyo Special Steel Co., Ltd.	19,963
100	Sawai Pharmaceutical Co., Ltd.	5,161
2,300	SBS Holdings, Inc.	33,311
1,000	Seiko Holdings Corp.	22,067
900	Senko Group Holdings Co., Ltd.	7,000
3,100	Shin-Etsu Polymer Co., Ltd.	21,503
600	Ship Healthcare Holdings, Inc.	25,498
3,000	Showa Corp.	43,200
3,700	SKY Perfect JSAT Holdings, Inc.	14,954
3,700	Sodick Co., Ltd.	26,418
2,200	Sumitomo Mitsui Construction Co., Ltd.	11,537
800	Sumitomo Seika Chemicals Co., Ltd.	23,602
3,600	Sun Frontier Fudousan Co., Ltd.	42,917
600	Sushiro Global Holdings Ltd.	40,342
400	Taiyo Yuden Co., Ltd.	9,726
900	Takeuchi Manufacturing Co., Ltd.	13,959
800	Tamron Co., Ltd.	17,151
1,400	Tamura Corp.	7,471
2,000	Tanseisha Co., Ltd.	22,363
1,500	Toagosei Co., Ltd.	16,869
1,000	Tocalo Co., Ltd.	8,268
2,500	Tokai Carbon Co., Ltd.	25,133
1,800	Tokai Rika Co., Ltd.	30,398
1,300	Tokuyama Corp.	29,781
1,200	Tokyo Seimitsu Co., Ltd.	35,237
3,600	Tokyo Steel Manufacturing Co., Ltd.	27,568
4,100	Tokyu Construction Co., Ltd.	31,321
2,100	Topre Corp.	33,095
800	Topy Industries Ltd.	14,221
900	Tosei Corp.	10,621
300	Towa Pharmaceutical Co., Ltd.	6,948
2,000	TPR Co., Ltd.	31,834
500	Trust Tech, Inc.	5,984
1,300	TS Tech Co., Ltd.	39,436
600	Tsubakimoto Chain Co.	19,172
1,100	Ube Industries Ltd.	22,168

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
1,300	Ulvac, Inc.	$52,180
2,500	Unipres Corp.	39,145
400	Unizo Holdings Co., Ltd.	17,813
800	UUUM, Inc. (b)	38,992
600	Uzabase, Inc. (b)	11,653
1,500	Vision, Inc. (b)	21,669
800	YAMABIKO Corp.	8,412
800	Yamato Kogyo Co., Ltd.	19,829
700	Yamazen Corp.	6,086
400	Yokogawa Bridge Holdings Corp.	5,997
		3,272,615
	Jersey – 0.3%
4,758	IWG PLC	23,921
	Luxembourg – 0.7%
543	ADO Properties S.A. (f)	22,371
1,084	APERAM S.A.	26,395
390	Corestate Capital Holding S.A.	14,368
		63,134
	Netherlands – 0.5%
1,528	Brunel International N.V.	17,420
8,948	Koninklijke BAM Groep N.V.	22,354
1,590	SRH N.V. (b) (c) (d) (e)	0
		39,774
	Norway – 1.4%
17,368	DNO ASA	25,047
10,884	Elkem ASA (f)	26,487
12,073	Europris ASA (f)	33,389
45,758	NEL ASA (b)	41,872
		126,795
	Portugal – 0.2%
22,384	Sonae SGPS S.A.	20,860
	Singapore – 0.3%
30,800	Yanlord Land Group Ltd.	26,072
	South Korea – 12.9%
801	AfreecaTV Co., Ltd.	42,991
517	AK Holdings, Inc.	13,593
1,813	BH Co., Ltd. (b)	28,950
1,305	BNK Financial Group, Inc.	7,844
1,894	CJ Hello Co., Ltd.	9,896
116	Cosmax, Inc.	7,099
4,595	Daeduck Electronics Co.	41,680
1,244	Daou Technology, Inc.	20,696
3,507	DB HiTek Co., Ltd.	46,911
1,067	DGB Financial Group, Inc.	6,646
1,236	Doosan Infracore Co., Ltd. (b)	6,510
1,311	Eugene Corp.	5,327
435	F&F Co., Ltd.	35,239
412	GS Engineering & Construction Corp.	11,366
Shares	Description	Value

	South Korea (Continued)
98	GS Home Shopping, Inc.	$12,707
787	Handsome Co., Ltd.	19,212
1,231	Hansae Co., Ltd.	19,862
765	Hanwha Aerospace Co., Ltd. (b)	26,957
751	Harim Holdings Co., Ltd.	5,914
1,851	HDC Holdings Co., Ltd.	19,962
786	Huchems Fine Chemical Corp.	14,062
581	Hyosung Corp.	40,704
183	Hyundai Construction Equipment Co., Ltd.	4,835
174	Hyundai Department Store Co., Ltd.	11,361
322	Hyundai Home Shopping Network Corp.	24,632
1,396	IS Dongseo Co., Ltd.	35,071
1,565	JB Financial Group Co., Ltd.	7,353
443	Jejuair Co., Ltd.	9,055
219	Kolmar Korea Co., Ltd.	7,726
1,244	Korea Line Corp. (b)	22,984
279	Korea Petrochemical Ind. Co., Ltd.	29,739
368	Kumho Petrochemical Co., Ltd.	22,028
1,403	LF Corp.	23,693
50	Lotte Chilsung Beverage Co., Ltd.	5,789
994	LOTTE Fine Chemical Co., Ltd.	37,894
671	LS Corp.	26,618
1,082	Meritz Fire & Marine Insurance Co., Ltd.	17,277
7,180	Meritz Securities Co., Ltd.	30,313
317	Mezzion Pharma Co., Ltd. (b)	32,650
2,652	Nexen Tire Corp.	20,043
495	NHN Corp. (b)	25,782
487	Orange Life Insurance Ltd. (f)	11,013
3,296	Partron Co., Ltd.	35,271
302	Poongsan Corp.	5,630
681	S&T Motiv Co., Ltd.	30,914
106	Samyang Holdings Corp.	5,317
455	Seah Besteel Corp.	6,238
146	Shinsegae International, Inc.	24,168
78	Shinsegae, Inc.	17,117
830	Silicon Works Co., Ltd.	23,662
329	SK Discovery Co., Ltd.	6,037
480	SK Gas Ltd.	29,856
399	SL Corp.	8,006
497	Soulbrain Co., Ltd.	30,332
62	SPC Samlip Co., Ltd.	5,023
22	Taekwang Industrial Co., Ltd.	20,783
2,828	Taeyoung Engineering & Construction Co., Ltd.	31,445
343	Wemade Co., Ltd.	8,818
		1,138,601
	Spain – 1.1%
803	Construcciones y Auxiliar de Ferrocarriles S.A.	36,453

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Spain (Continued)
5,474	Faes Farma S.A.	$27,952
533	Let’s GOWEX S.A. (b) (c) (d) (e) (g)	0
12,203	Sacyr S.A.	31,257
		95,662
	Sweden – 4.0%
8,380	Arjo AB, B Shares	31,803
1,805	Atrium Ljungberg AB, B Shares	39,881
4,371	Bravida Holding AB (f)	38,341
2,302	Bure Equity AB	33,674
514	Cellavision AB	19,920
939	Dios Fastigheter AB	8,194
981	Dometic Group AB (f)	7,695
817	Dustin Group AB (f)	6,536
1,956	Evolution Gaming Group AB (f)	38,468
2,636	Hemfosa Fastigheter AB	26,697
28,097	Klovern AB, B Shares	52,432
1,081	Mycronic AB	13,386
1,041	Recipharm AB, B Shares	13,959
1,131	Wihlborgs Fastigheter AB	18,383
		349,369
	Switzerland – 0.5%
119	ALSO Holding AG	17,003
15	Interroll Holding AG	27,804
		44,807
	United Kingdom – 6.3%
636	Clinigen Group PLC	6,757
536	Computacenter PLC	8,521
4,807	Crest Nicholson Holdings PLC	22,401
4,592	Daily Mail & General Trust PLC, Class A	48,105
2,241	Dart Group PLC	25,212
4,700	Drax Group PLC	15,961
2,045	Dunelm Group PLC	21,071
4,898	Ferrexpo PLC	9,705
26,072	Firstgroup PLC (b)	44,078
4,026	Forterra PLC (f)	14,083
1,209	Go-Ahead Group (The) PLC	29,939
2,673	Greene King PLC	27,837
1,289	Greggs PLC	33,124
5,110	Halfords Group PLC	10,694
2,852	Hochschild Mining PLC	7,189
6,306	John Laing Group PLC (f)	28,456
4,822	Marshalls PLC	39,249
5,772	Marston’s PLC	8,765
1,626	Moneysupermarket.com Group PLC	7,565
11,213	Pets at Home Group PLC	28,704
1,973	Redrow PLC	14,992
662	Savills PLC	7,163
13,894	Serco Group PLC (b)	25,488
12,524	SIG PLC	19,356
2,143	Softcat PLC	26,402
Shares	Description	Value

	United Kingdom (Continued)
3,320	Sole Realisation Co., PLC (b) (c) (d) (e)	$0
5,409	Superdry PLC	27,401
		558,218
	United States – 0.2%
16,973	Gran Tierra Energy, Inc. (b)	21,010
	Total Common Stocks	8,416,298
	(Cost $9,392,230)
REAL ESTATE INVESTMENT TRUSTS (a) – 4.1%
	Australia – 0.1%
2,906	Abacus Property Group	7,689
	Canada – 1.5%
3,641	Dream Global Real Estate Investment Trust	45,675
646	Granite Real Estate Investment Trust	31,280
1,422	Northview Apartment Real Estate Investment Trust	30,933
2,573	Summit Industrial Income REIT	25,500
		133,388
	Germany – 0.5%
2,372	alstria Office REIT-AG	40,694
	Ireland – 0.6%
18,345	Green REIT PLC	38,111
10,299	Hibernia REIT PLC	16,501
		54,612
	Japan – 0.5%
25	MCUBS MidCity Investment Corp.	27,445
6	One REIT, Inc.	17,618
		45,063
	Spain – 0.4%
4,666	Lar Espana Real Estate Socimi S.A.	39,211
	United Kingdom – 0.5%
789	Great Portland Estates PLC	7,276
5,937	LondonMetric Property PLC	15,870
1,988	Safestore Holdings PLC	16,340
		39,486
	Total Real Estate Investment Trusts	360,143
	(Cost $330,166)
	Total Investments – 99.2%	8,776,441
	(Cost $9,722,396) (h)
	Net Other Assets and Liabilities – 0.8%	69,600
	Net Assets – 100.0%	$8,846,041

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At September 30, 2019, securities noted as such are valued at $8,452 or 0.1% of net assets.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	This issuer has filed for protection in bankruptcy court.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $642,135 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,588,090. The net unrealized depreciation was $945,955.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Greece	$ 32,361	$ 23,909	$ —	$ 8,452
Netherlands	39,774	39,774	—	—**
Spain	95,662	95,662	—	—**
United Kingdom	558,218	558,218	—	—**
Other Country Categories*	7,690,283	7,690,283	—	—
Real Estate Investment Trusts*	360,143	360,143	—	—
Total Investments	$ 8,776,441	$ 8,767,989	$—	$ 8,452

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments.
All Level 3 Common Stocks values are based on unobservable inputs.
Sector Allocation	% of Total Long-Term Investments
Industrials	21.6%
Consumer Discretionary	20.0
Materials	14.8
Information Technology	12.8
Real Estate	8.6
Energy	5.9
Communication Services	4.4
Health Care	4.3
Financials	3.7
Consumer Staples	2.2
Utilities	1.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
JPY	37.8%
CAD	13.2
KRW	13.0
EUR	11.3
GBP	8.0
AUD	6.0
SEK	4.0
HKD	2.4
NOK	2.1
ILS	1.4
CHF	0.5
SGD	0.3
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.9%
	Bermuda – 1.2%
1,862,023	China Oriental Group Co., Ltd.	$643,822
1,778,844	Gemdale Properties & Investment Corp., Ltd.	197,455
1,872,453	Sihuan Pharmaceutical Holdings Group Ltd.	284,295
556,653	Yuexiu Transport Infrastructure Ltd.	480,822
		1,606,394
	Brazil – 12.1%
37,985	Alupar Investimento S.A.	231,204
92,600	Banco ABC Brasil S.A. (Preference Shares)	398,931
119,677	BK Brasil Operacao e Assessoria a Restaurantes S.A.	593,928
190,363	Cia de Saneamento do Parana (Preference Shares)	753,673
121,156	Cia Paranaense de Energia, Class B (Preference Shares)	1,446,600
156,757	Construtora Tenda S.A.	929,612
207,778	EDP - Energias do Brasil S.A.	980,144
230,593	Enauta Participacoes S.A.	615,477
34,055	Gol Linhas Aereas Inteligentes S.A. (Preference Shares) (b)	264,739
147,002	Guararapes Confeccoes S.A.	721,398
214,603	Light S.A.	991,679
47,677	Linx S.A.	371,093
589,978	Marfrig Global Foods S.A. (b)	1,564,774
248,106	Metalurgica Gerdau S.A. (Preference Shares)	373,209
250,929	Minerva S.A. (b)	591,245
162,584	Movida Participacoes S.A.	602,605
2,901,372	Oi S.A. (b)	663,378
45,232	Omega Geracao S.A. (b)	356,526
112,502	Qualicorp Consultoria e Corretora de Seguros S.A.	842,083
363,718	Randon SA Implementos e Participacoes (Preference Shares)	839,494
59,196	Sul America S.A.	679,729
44,772	TOTVS S.A.	622,182
97,353	Tupy S.A.	420,579
26,973	Unipar Carbocloro S.A. (Preference Shares)	206,244
		16,060,526
	Cayman Islands – 15.9%
5,738,567	Anton Oilfield Services Group (c)	571,096
169,977	Ausnutria Dairy Corp. Ltd.	222,076
4,633,122	Bosideng International Holdings Ltd.	1,974,384
1,401,076	China Lesso Group Holdings Ltd.	1,326,407
205,878	China Lilang Ltd.	163,910
Shares	Description	Value

	Cayman Islands (Continued)
467,452	China Medical System Holdings Ltd.	$555,859
11,550	China Metal Recycling Holdings Ltd. (b) (d) (e) (f)	0
2,359,122	China Overseas Property Holdings Ltd.	1,164,857
1,305,260	China SCE Group Holdings Ltd.	601,195
790,085	China Tian Lun Gas Holdings Ltd.	753,019
857,985	China Yongda Automobiles Services Holdings Ltd. (c)	708,264
1,224,084	China ZhengTong Auto Services Holdings Ltd.	352,964
47,437	Chlitina Holding Ltd.	324,152
662,420	CIMC Enric Holdings Ltd.	381,172
623,801	Colour Life Services Group Co., Ltd. (c)	311,196
1,631,862	Dongyue Group Ltd.	764,119
6,469,476	GCL-Poly Energy Holdings Ltd. (b)	260,011
680,587	Greentown China Holdings Ltd. (c)	551,403
254,996	Greentown Service Group Co., Ltd.	250,516
225,414	JNBY Design Ltd.	323,840
2,498,689	Kaisa Group Holdings Ltd.	1,096,685
1,688,084	Kasen International Holdings Ltd. (b) (c)	1,305,203
2,101,065	Lonking Holdings Ltd.	541,505
1,313,245	Redsun Properties Group Ltd. (c)	413,861
713,823	Ronshine China Holdings Ltd.	832,431
916,951	Shui On Land Ltd.	182,508
539,072	SOHO China Ltd.	154,066
2,073,321	TCL Electronics Holdings Ltd.	1,039,610
755,045	Tianneng Power International Ltd.	531,769
120,020	TPK Holding Co., Ltd. (b)	216,252
1,268,647	Xtep International Holdings Ltd.	686,306
1,513,972	Yuzhou Properties Co., Ltd.	602,676
364,952	Zhen Ding Technology Holding Ltd.	1,305,732
977,671	Zhenro Properties Group Ltd.	641,161
		21,110,205
	Chile – 0.7%
2,529,635	AES Gener S.A.	549,883
38,174	CAP S.A.	332,449
		882,332
	China – 2.4%
273,649	A-Living Services Co., Ltd., Class H (e) (g)	633,348
2,791,022	China BlueChemical Ltd., Class H	673,033
2,977,702	China Suntien Green Energy Corp., Ltd., Class H	816,829

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
3,264,975	Huaneng Renewables Corp., Ltd., Class H (d)	$1,112,250
		3,235,460
	Egypt – 0.2%
252,584	ElSewedy Electric Co.	207,280
	Hong Kong – 3.1%
703,115	BYD Electronic International Co., Ltd. (c)	1,053,188
661,422	China Agri-Industries Holdings Ltd.	215,194
1,770,002	China Power International Development Ltd.	368,106
7,060,215	China South City Holdings Ltd.	837,746
2,519,793	CITIC Telecom International Holdings Ltd.	916,265
248,983	Genertec Universal Medical Group Co., Ltd. (g)	167,096
1,163,136	Poly Property Group Co., Ltd.	405,139
941,944	Yuexiu Property Co., Ltd.	204,308
		4,167,042
	Hungary – 0.6%
562,071	Magyar Telekom Telecommunications PLC	805,044
	India – 1.1%
46,518	BEML Ltd.	626,661
104,496	Dewan Housing Finance Corp., Ltd. (b)	57,137
19,723	Escorts Ltd.	161,513
70,264	Graphite India Ltd.	288,467
87,371	Jindal Steel & Power Ltd. (b)	127,662
76,775	Reliance Capital Ltd. (b)	26,650
343,807	Reliance Infrastructure Ltd. (b)	142,144
		1,430,234
	Indonesia – 5.5%
3,626,492	Ace Hardware Indonesia Tbk PT	452,194
683,809	AKR Corporindo Tbk PT	183,056
14,587,924	Aneka Tambang Tbk	1,001,988
8,842,680	Indika Energy Tbk PT	819,170
404,712	Indo Tambangraya Megah Tbk PT	353,535
12,910,313	Media Nusantara Citra Tbk PT	1,123,229
13,309,601	Mitra Adiperkasa Tbk PT	965,755
3,103,441	PP Persero Tbk PT	372,763
12,858,878	Timah Tbk PT	874,168
8,028,802	Waskita Beton Precast Tbk PT	183,257
7,471,246	Wijaya Karya Persero Tbk PT	1,013,184
		7,342,299
	Jersey – 1.1%
8,552,801	West China Cement Ltd.	1,396,786
Shares	Description	Value

	Malaysia – 0.7%
2,033,500	AirAsia Group Bhd	$854,779
	Mexico – 0.7%
244,047	Megacable Holdings S.A.B. de C.V.	983,039
	Poland – 2.7%
50,226	Asseco Poland S.A.	639,395
397,214	Enea S.A. (b)	851,364
402,737	Energa S.A. (b)	642,254
39,712	Eurocash S.A.	207,963
71,222	Jastrzebska Spolka Weglowa S.A.	386,827
169,377	Orange Polska S.A. (b)	233,363
1,717,205	Tauron Polska Energia S.A. (b)	662,456
		3,623,622
	Russia – 0.2%
1,560,440	Sistema PJSFC	305,086
	South Africa – 4.4%
70,304	Aspen Pharmacare Holdings Ltd. (b)	398,985
77,969	Astral Foods Ltd.	756,781
25,736	Barloworld Ltd.	196,440
163,777	Imperial Logistics Ltd.	564,163
257,357	Northam Platinum Ltd. (b)	1,412,447
98,078	Sappi Ltd.	243,171
1,038,919	Sibanye Gold Ltd. (b)	1,439,189
98,210	Super Group Ltd. (b)	179,949
134,467	Telkom S.A. SOC Ltd.	626,743
		5,817,868
	Taiwan – 31.5%
224,423	Accton Technology Corp.	1,182,716
374,741	Arcadyan Technology Corp.	1,107,633
1,362,961	Cheng Loong Corp.	784,182
311,144	Chilisin Electronics Corp.	840,428
708,436	China Airlines Ltd.	207,339
2,424,606	China Petrochemical Development Corp.	780,732
266,610	ChipMOS Technologies, Inc.	271,126
310,452	Chong Hong Construction Co., Ltd.	795,530
3,063,673	Chung Hung Steel Corp.	961,826
294,733	Compeq Manufacturing Co., Ltd.	330,125
547,857	Darfon Electronics Corp.	695,759
157,857	Elan Microelectronics Corp.	436,054
65,589	Elite Material Co., Ltd.	265,320
476,397	Eva Airways Corp.	209,603
75,271	FLEXium Interconnect, Inc.	229,031
113,580	Foxconn Technology Co., Ltd.	236,865
38,753	Genius Electronic Optical Co., Ltd.	526,500
407,695	Getac Technology Corp.	614,345
127,003	Giant Manufacturing Co., Ltd.	863,757
1,458,283	Grand Pacific Petrochemical (b)	850,777

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
275,007	Highwealth Construction Corp.	$442,323
180,651	Holy Stone Enterprise Co., Ltd.	531,044
874,240	HTC Corp.	1,000,355
470,382	Hung Sheng Construction Ltd.	301,716
314,647	ITEQ Corp.	1,531,425
266,102	King Yuan Electronics Co., Ltd.	298,914
84,328	Lotes Co., Ltd.	736,608
1,671,094	Macronix International	1,696,706
101,867	Makalot Industrial Co., Ltd.	540,125
121,834	Merida Industry Co., Ltd.	693,120
165,330	Merry Electronics Co., Ltd.	810,010
763,830	Mitac Holdings Corp.	643,819
599,586	Nan Ya Printed Circuit Board Corp.	977,906
287,851	Powertech Technology, Inc.	809,058
345,231	Primax Electronics Ltd.	657,646
141,687	Radiant Opto-Electronics Corp.	541,182
115,140	Realtek Semiconductor Corp.	853,590
252,172	Rexon Industrial Corp., Ltd.	723,406
960,161	Roo Hsing Co., Ltd. (b)	360,550
749,482	Ruentex Development Co., Ltd.	1,002,547
431,717	Ruentex Industries Ltd.	930,937
400,871	Run Long Construction Co., Ltd.	821,783
191,375	Shin Zu Shing Co., Ltd.	712,463
269,958	Sinbon Electronics Co., Ltd.	1,048,524
197,461	Sitronix Technology Corp.	1,059,719
153,689	TA Chen Stainless Pipe Co., Ltd.	172,144
97,558	Taiwan Paiho Ltd.	243,388
699,217	Taiwan Surface Mounting Technology Corp.	1,656,512
353,233	Tong Yang Industry Co., Ltd.	533,985
218,287	Topkey Corp.	974,480
210,608	Tripod Technology Corp.	756,911
1,179,928	Unimicron Technology Corp.	1,660,103
64,379	United Integrated Services Co., Ltd.	341,354
1,978,803	Walsin Lihwa Corp.	924,838
1,894,285	Winbond Electronics Corp.	1,089,880
884,199	Wistron Corp.	713,926
67,106	Yulon Finance Corp.	241,175
718,270	Yulon Motor Co., Ltd.	454,931
		41,678,751
	Thailand – 3.0%
4,080,800	AP Thailand PCL	900,618
230,200	B Grimm Power PCL	325,524
696,000	Hana Microelectronics PCL	642,864
2,100,000	Origin Property PCL, Class F	535,557
10	Siam Global House PCL	5
596,900	Sino-Thai Engineering & Construction PCL	390,322
1,685,700	Sri Trang Agro-Industry PCL	567,687
1,141,700	Supalai PCL	671,918
		4,034,495
Shares	Description	Value

	Turkey – 10.8%
151,530	Arcelik A.S. (b)	$510,914
5,615,914	Dogan Sirketler Grubu Holding A.S.	1,521,578
326,640	Haci Omer Sabanci Holding A.S.	553,559
938,731	Is Finansal Kiralama A.S. (b)	369,042
2,667,559	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	1,053,419
122,062	Koza Altin Isletmeleri A.S. (b)	1,413,645
188,298	Pegasus Hava Tasimaciligi A.S. (b)	2,024,028
682,895	Soda Sanayii A.S.	714,700
164,580	TAV Havalimanlari Holding A.S.	687,814
170,421	Tekfen Holding A.S.	577,627
149,670	Tofas Turk Otomobil Fabrikasi A.S.	537,508
1,928,356	Trakya Cam Sanayii A.S.	1,014,205
602,082	Turkiye Halk Bankasi A.S. (b)	699,426
1,098,138	Turkiye Sise ve Cam Fabrikalari A.S.	908,147
847,966	Turkiye Vakiflar Bankasi TAO, Class D (b)	777,840
496,675	Vestel Elektronik Sanayi ve Ticaret A.S. (b)	881,297
		14,244,749
	Total Common Stocks	129,785,991
	(Cost $136,557,744)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.8%
	Mexico – 0.2%
209,047	Macquarie Mexico Real Estate Management S.A. de C.V. (g)	263,772
	South Africa – 1.0%
1,138,829	Attacq Ltd.	924,899
326,844	Vukile Property Fund Ltd.	410,039
		1,334,938
	Turkey – 0.6%
3,347,525	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	823,988
	Total Real Estate Investment Trusts	2,422,698
	(Cost $3,952,725)
MONEY MARKET FUNDS – 0.3%
353,077	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.00% (h) (i)	353,077
	(Cost $353,077)

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 2.0%
$2,656,413	BNP Paribas S.A., 2.35% (h), dated 9/30/19, due 10/1/19, with a maturity value of $2,656,587. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 5/15/28. The value of the collateral including accrued interest is $2,717,030. (i)	$2,656,413
	(Cost $2,656,413)
	Total Investments – 102.0%	135,218,179
	(Cost $143,519,959) (j)
	Net Other Assets and Liabilities – (2.0)%	(2,670,646)
	Net Assets – 100.0%	$132,547,533

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $2,805,854 and the total value of the collateral held by the Fund is $3,009,490.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At September 30, 2019, securities noted as such are valued at $1,112,250 or 0.8% of net assets.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(h)	Rate shown reflects yield as of September 30, 2019.
(i)	This security serves as collateral for securities on loan.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $15,825,765 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $24,127,545. The net unrealized depreciation was $8,301,780.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 21,110,205	$ 21,110,205	$ —	$ —**
China	3,235,460	2,123,210	1,112,250	—
Thailand	4,034,495	—	4,034,495	—
Other Country Categories*	101,405,831	101,405,831	—	—
Real Estate Investment Trusts*	2,422,698	2,422,698	—	—
Money Market Funds	353,077	353,077	—	—
Repurchase Agreements	2,656,413	—	2,656,413	—
Total Investments	$ 135,218,179	$ 127,415,021	$ 7,803,158	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 Common Stocks values are based on unobservable inputs.
Sector Allocation	% of Total Long-Term Investments
Information Technology	23.4%
Industrials	15.8
Consumer Discretionary	14.7
Materials	12.7
Real Estate	11.5
Utilities	7.7
Communication Services	4.3
Consumer Staples	2.9
Financials	2.9
Energy	2.4
Health Care	1.7
Total	100.0%

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Currency Exposure Diversification	% of Total Investments
TWD	32.2%
HKD	21.9
BRL	11.9
TRY	11.1
IDR	5.4
ZAR	5.3
THB	3.0
PLN	2.7
USD	2.2
INR	1.1
MXN	0.9
CLP	0.7
MYR	0.6
HUF	0.6
RUB	0.2
EGP	0.2
Total	100.0%

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
EGP	Egyptian Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.3%
	Austria – 2.6%
3,833	OMV AG	$205,714
13,894	Raiffeisen Bank International AG	322,411
14,302	Telekom Austria AG	103,975
31,310	UNIQA Insurance Group AG	282,737
13,694	voestalpine AG	314,635
		1,229,472
	Belgium – 3.0%
2,813	Colruyt S.A.	154,160
2,965	Elia System Operator S.A./N.V.	242,378
3,605	Proximus S.A.D.P.	107,072
2,672	Sofina S.A.	594,119
2,886	Solvay S.A.	298,831
		1,396,560
	Finland – 5.9%
5,588	Huhtamaki OYJ	222,796
3,417	Kesko OYJ, Class B	215,864
12,090	Metso OYJ	451,593
14,634	Neste OYJ (b)	484,411
42,532	Stora Enso OYJ, Class R	512,485
17,822	UPM-Kymmene OYJ	526,808
20,539	Valmet OYJ	398,703
		2,812,660
	France – 20.8%
12,833	Accor S.A.	535,015
4,858	Alten S.A.	554,914
4,368	Arkema S.A.	407,152
1,258	BioMerieux	104,071
2,175	BNP Paribas S.A.	105,896
92,033	Bollore S.A.	381,384
8,730	Bouygues S.A.	349,686
2,638	Cie Generale des Etablissements Michelin SCA	294,429
19,528	Cie Plastic Omnium S.A.	535,519
698	Dassault Systemes SE	99,473
9,138	Edenred	438,537
12,935	Elis S.A.	228,678
17,828	Eutelsat Communications S.A.	331,795
9,890	Faurecia S.A.	469,128
3,107	Iliad S.A.	291,982
10,275	Korian S.A.	422,435
387	L’Oreal S.A.	108,363
1,131	LVMH Moet Hennessy Louis Vuitton SE	449,516
6,391	Orange S.A.	100,274
17,052	Peugeot S.A.	425,244
7,865	Renault S.A.	451,426
2,274	Safran S.A.	358,026
1,854	SEB S.A.	281,493
10,788	Societe Generale S.A.	295,606
944	Sodexo S.A.	105,978
7,487	TOTAL S.A. (b)	390,763
10,756	Valeo S.A.	348,774
9,300	Veolia Environnement S.A.	235,776
Shares	Description	Value

	France (Continued)
3,207	Vinci S.A.	$345,422
14,352	Vivendi S.A.	393,890
		9,840,645
	Germany – 26.0%
2,919	1&1 Drillisch AG	90,993
1,413	BASF SE	98,751
5,391	Bayerische Motoren Werke AG	379,526
5,613	Bechtle AG	571,105
13,432	Commerzbank AG	77,915
5,295	CompuGroup Medical SE	318,575
2,763	Continental AG	354,457
9,453	Covestro AG (c)	467,770
6,583	CTS Eventim AG & Co., KGaA	370,955
7,094	Daimler AG	352,739
25,531	Deutsche Bank AG	191,203
23,685	Deutsche Lufthansa AG	376,389
6,432	Deutsche Wohnen SE	234,784
7,635	Evonik Industries AG	188,488
19,561	Evotec AG (d)	435,365
1,359	Fraport AG Frankfurt Airport Services Worldwide	115,270
2,578	Fresenius Medical Care AG & Co., KGaA	173,370
733	Hannover Rueck SE	123,914
5,778	HeidelbergCement AG	417,665
11,821	Hella GmbH & Co., KGaA	528,514
1,988	KION Group AG	104,549
1,949	LANXESS AG	118,961
2,539	LEG Immobilien AG	290,575
9,145	Nemetschek SE	466,683
8,284	Porsche Automobil Holding SE (Preference Shares)	539,040
8,963	Puma SE	693,615
11,634	RWE AG	363,803
2,424	Sartorius AG (Preference Shares)	442,277
51,146	Schaeffler AG (Preference Shares)	392,679
2,988	Sixt SE	286,433
3,551	Stroeer SE & Co., KGaA	270,348
1,154	Symrise AG	112,146
16,850	TAG Immobilien AG	384,577
5,394	Talanx AG	233,051
10,360	TLG Immobilien AG	281,732
13,787	Uniper SE	452,167
2,641	Volkswagen AG (Preference Shares)	449,228
4,011	Vonovia SE	203,507
3,620	Wacker Chemie AG	237,921
2,666	Zalando SE (c) (d)	121,695
		12,312,735
	Greece – 0.5%
15,564	Hellenic Telecommunications Organization S.A.	214,425

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Ireland – 0.9%
3,352	CRH PLC	$115,414
2,246	Kingspan Group PLC	109,672
15,889	Ryanair Holdings PLC (d)	182,794
		407,880
	Italy – 14.4%
56,980	A2A S.p.A.	104,585
18,449	ACEA S.p.A.	368,387
5,616	Assicurazioni Generali S.p.A.	108,834
25,413	Buzzi Unicem S.p.A	582,785
48,742	Enel S.p.A.	363,969
23,531	Eni S.p.A.	359,939
7,905	FinecoBank Banca Fineco S.p.A.	83,679
9,166	Freni Brembo S.p.A.	89,315
143,730	Hera S.p.A.	589,976
34,885	Infrastrutture Wireless Italiane S.p.A. (c)	361,978
122,264	Iren S.p.A	356,608
44,728	Leonardo S.p.A.	526,026
32,303	Pirelli & C S.p.A. (c)	191,113
42,747	Poste Italiane S.p.A. (c)	485,956
39,312	Saipem S.p.A. (d)	177,905
20,239	Snam S.p.A.	102,224
12,005	Societa Iniziative Autostradali e Servizi S.p.A.	209,488
334,332	Telecom Italia S.p.A. (d)	190,766
32,817	Terna Rete Elettrica Nazionale S.p.A	210,822
16,219	UniCredit S.p.A.	191,275
78,607	Unione di Banche Italiane S.p.A.	220,706
83,492	Unipol Gruppo S.p.A.	444,636
192,756	UnipolSai Assicurazioni S.p.A.	512,630
		6,833,602
	Luxembourg – 3.0%
25,662	ArcelorMittal	360,985
63,045	Aroundtown S.A.	515,644
21,553	Grand City Properties S.A.	484,869
7,406	Tenaris S.A.	78,574
		1,440,072
	Netherlands – 11.4%
1,572	Airbus SE	204,237
158,354	Altice Europe N.V., Class A (d)	828,470
555	ASML Holding N.V.	137,469
3,201	EXOR N.V.	214,499
2,076	Heineken Holding N.V.	206,701
986	Heineken N.V.	106,566
6,830	IMCD N.V.	505,100
19,532	Koninklijke Ahold Delhaize N.V.	488,687
2,862	Koninklijke DSM N.V.	344,386
15,131	OCI N.V. (d)	357,217
7,693	QIAGEN N.V. (d)	251,885
4,263	Randstad N.V.	209,509
27,331	SBM Offshore N.V.	454,289
7,771	Signify N.V. (c)	213,698
Shares	Description	Value

	Netherlands (Continued)
28,127	STMicroelectronics N.V.	$544,009
4,107	Takeaway.com N.V. (c) (d)	327,674
		5,394,396
	Portugal – 0.9%
21,142	Jeronimo Martins SGPS S.A.	356,717
22,714	Navigator (The) Co., S.A.	81,253
		437,970
	Spain – 6.9%
11,834	ACS Actividades de Construccion y Servicios S.A.	472,858
36,393	Banco Bilbao Vizcaya Argentaria S.A.	189,626
22,362	Banco Santander S.A.	91,072
14,170	Cellnex Telecom S.A. (c)	585,350
3,864	CIE Automotive S.A.	96,866
8,151	Endesa S.A.	214,464
47,368	Iberdrola S.A.	492,332
11,153	Naturgy Energy Group S.A.	295,882
24,292	Repsol S.A.	379,681
32,644	Siemens Gamesa Renewable Energy S.A.	442,975
		3,261,106
	Total Common Stocks	45,581,523
	(Cost $49,579,674)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.4%
	Belgium – 1.0%
2,592	Warehouses De Pauw CVA	475,755
	France – 0.7%
2,110	Gecina S.A.	331,630
	Spain – 1.7%
20,224	Inmobiliaria Colonial Socimi S.A.	244,018
39,724	Merlin Properties Socimi S.A.	554,637
		798,655
	Total Real Estate Investment Trusts	1,606,040
	(Cost $1,561,992)
MONEY MARKET FUNDS – 0.2%
86,548	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.00% (e) (f)	86,548
	(Cost $86,548)

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.4%
$651,151	BNP Paribas S.A., 2.35% (e), dated 9/30/19, due 10/1/19, with a maturity value of $651,194. Collateralized by U.S. Treasury Note, interest rate of 2.875%, due 5/15/28. The value of the collateral including accrued interest is $666,010. (f)	$651,151
	(Cost $651,151)
	Total Investments – 101.3%	47,925,262
	(Cost $51,879,365) (g)
	Net Other Assets and Liabilities – (1.3)%	(624,038)
	Net Assets – 100.0%	$47,301,224

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	All or a portion of this security is on loan for securities lending. The aggregate value of such securities is $704,413 and the total value of the collateral held by the Fund is $737,699.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security.
(e)	Rate shown reflects yield as of September 30, 2019.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,249,595 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,203,698. The net unrealized depreciation was $3,954,103.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 45,581,523	$ 45,581,523	$ —	$ —
Real Estate Investment Trusts*	1,606,040	1,606,040	—	—
Money Market Funds	86,548	86,548	—	—
Repurchase Agreements	651,151	—	651,151	—
Total Investments	$ 47,925,262	$ 47,274,111	$ 651,151	$—

*	See Portfolio of Investments for country breakout.

Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	17.8%
Industrials	14.6
Materials	12.2
Financials	10.1
Utilities	9.3
Communication Services	9.0
Real Estate	8.5
Energy	5.4
Information Technology	5.0
Health Care	4.6
Consumer Staples	3.5
Total	100.0%

Additional Information
First Trust Exchange-Traded AlphaDEX® Fund II
September 30, 2019 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index, NASDAQ AlphaDEX® Europe Index, NASDAQ AlphaDEX® Latin America Index, NASDAQ AlphaDEX® Brazil Index, NASDAQ AlphaDEX® China Index, NASDAQ AlphaDEX® Japan Index, NASDAQ AlphaDEX® South Korea Index, NASDAQ AlphaDEX® Developed Markets Ex-US Index, NASDAQ AlphaDEX® Emerging Markets Index, NASDAQ AlphaDEX® Germany Index, NASDAQ AlphaDEX® Canada Index, NASDAQ AlphaDEX® Australia Index, NASDAQ AlphaDEX® United Kingdom Index, NASDAQ AlphaDEX® Hong Kong Index, NASDAQ AlphaDEX® Switzerland Index, NASDAQ AlphaDEX® Emerging Markets Small Cap Index, NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index, Nasdaq AlphaDEX® Eurozone Index, (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The funds have not been passed on by the Corporations as to their legality or suitability. The funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal Weight Index or particularly in the ability of the NIFTY 50 Equal Weight Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal Weight Index in the Prospectus and Statement of Additional Information.